File No. 2-55079

                        As filed on ^ September 28, 1998


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             ---
      Pre-Effective Amendment No. ________                                   ___
      Post-Effective Amendment No.    ^ 34                                    X
                                   ----------                                ---

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
                                                                             ---
Amendment No.     ^ 21                                                        X
                                                                             ---


                        INVESCO MONEY MARKET FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)

       Registrant's Telephone Number, including Area Code: (303) 930-6300

                              Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                    (Name and Address of Agent for Service)
                              -------------------
                                   Copies to:
                             Ronald M. Feiman, Esq.
                             Gordon Altman Butowsky
                             Weitzen Shalov & Wein
                                114 W. 47th St.
                            New York, New York 10036
                              -------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

----  immediately upon filing pursuant to paragraph (b)
^ X   on October 1, 1998, pursuant to paragraph (b)
----  60 days after filing pursuant to paragraph (a)(1)
----  ^ on __________________, pursuant to paragraph  (a)(1)
----  75 days after  filing  pursuant to paragraph (a)(2)
----  on __________________, pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:
---- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                               -------------------

Registrant has previously elected to register an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act. Registrant's Rule 24f-2 Notice for the fiscal year ended May 31, ^ 1998 was filed on or about ^ August 24, 1998.

                                    Page 1 of 467
                         Exhibit index is located at page 96

                        INVESCO MONEY MARKET FUNDS, INC.
                       -----------------------------------

                              CROSS-REFERENCE SHEET


   Form N-1A
      Item                                   Caption
   ---------                                 -------
Part A                                       Prospectus

   1.......................                  Cover Page

   2.......................                  Annual Fund Expenses; Essential
                                             Information


   3.......................                  Financial Highlights; Fund Price
                                             ^ And Performance

   4.......................                  Investment ^ Objective And
                                             Strategy; Investment Policies And
                                             Risks; The Funds ^ And Their
                                             Management



   5.......................                  The Funds ^ And Their Management

   6.......................                  Fund Services; Taxes ^ And
                                             Dividends; Additional Information


   7.......................                  How To Buy Shares; Fund Price ^
                                             And Performance; Fund Services;
                                             The Funds ^ And Their Management

   8.......................                  Fund Services; How ^ To Sell
                                             Shares


   9.......................                  Not Applicable

Part B                                       Statement of Additional
                                             Information

   10.......................                 Cover Page

   11.......................                 Table of Contents

   Form N-1A
      Item                                   Caption
   ---------                                 -------


   12.......................                 The Funds ^ And Their Management



   13.......................                 Investment Practices; Investment
                                             Policies ^ And Restrictions

   14.......................                 The Funds ^ And Their Management

   15.......................                 The Funds ^ And Their Management;
                                             Additional Information

   16.......................                 The Funds ^ And Their Management;
                                             Additional Information


   17.......................                 Investment Practices; Investment
                                             Policies ^ And Restrictions


   18.......................                 Additional Information

   19.......................                 How Shares Can Be Purchased; How
                                             Shares Are Valued; Services

                                             Provided ^ By The Fund;
                                             Tax-Deferred Retirement Plans;
                                             How ^ To Redeem Shares



   20.......................                 Taxes ^ And Dividends


   21.......................                 How Shares Can Be Purchased

   22.......................                 Performance Data

   23.......................                 Additional Information

Part C                                       Other Information

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
October 1, ^ 1998

                      ^ INVESCO U.S. Government Money Fund
                           INVESCO Cash Reserves Fund
                           INVESCO Tax-Free Money Fund

                                         ^


The three INVESCO Money Market Funds ^ described in this Prospectus ^, consisting of INVESCO U.S. Government Money Fund ^(the "U.S. Government Money Fund"), INVESCO Cash Reserves Fund (the "Cash Reserves Fund") and INVESCO Tax-Free Money Fund (the "Tax-Free Money Fund") (the "Funds"), are actively managed to seek as high a level of current income as is consistent with liquidity and safety of capital. Each Fund is a series of INVESCO Money Market Funds, Inc. (the "Company"), a diversified, managed, no-load mutual fund. Income earned by the U.S. Government Money Fund and the Cash Reserves Fund will normally be taxable while the Tax-Free Money Fund seeks income exempt from federal income taxes. Each of the Funds invests in a variety of short-term money market securities. Shares of each Fund are sold at net asset value, which is expected to always be $1.00 per share. However, there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Investments in these Funds are neither insured nor guaranteed by the U.S. government. Investors may purchase shares of any or all of the Funds. Additional Funds may be offered in the future.

This Prospectus provides you with the basic information you should know before investing in one of the Funds. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Funds, dated October 1, ^ 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. To obtain a free copy, write to INVESCO ^ Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; call 1-800-525-8085 ^ or visit our web site at http://www.invesco.com.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ^, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

CONTENTS

ESSENTIAL INFORMATION..........................................................6

ANNUAL FUND EXPENSES...........................................................7


^ FINANCIAL HIGHLIGHTS.........................................................9


INVESTMENT OBJECTIVE AND STRATEGY.............................................15

INVESTMENT POLICIES AND RISKS.................................................16

THE FUNDS AND THEIR MANAGEMENT................................................21

FUND PRICE AND PERFORMANCE....................................................25

HOW TO BUY SHARES.............................................................26

FUND SERVICES.................................................................29

HOW TO SELL SHARES............................................................30

TAXES AND DIVIDENDS...........................................................33

ADDITIONAL INFORMATION........................................................34

ESSENTIAL INFORMATION


     Investment Goal And Strategy. ^ The Funds seek as high a level of current income as is consistent with safety and liquidity of capital through specific short-term money market securities. Income earned by the U. S. Government Money ^ Fund and the Cash Reserves Fund will normally be taxable, while the Tax-Free Money Fund seeks income exempt from federal income tax. There is no guarantee that the Funds will meet their objectives. See "Investment Objective And Strategy^" and "Investment Policies And Risks."

     ^ Designed For: Investors seeking current income with stability of principal may wish to consider the U.S. Government Money Fund or the Cash Reserves Fund. Investors with the additional need for federal tax-exempt income may wish to consider the Tax-Free Money Fund. While not intended as a complete investment program, any of these Funds may be a valuable element of your investment portfolio. You also may wish to consider one of the Funds as part of a Uniform Gift/Transfer To Minors Act Account or systematic investing strategy. The ^ U.S. Government Money Fund and the Cash Reserves Fund may be a suitable investment option for many types of retirement programs, including ^ various Individual Retirement Accounts ("IRAs"), 401(k), Profit Sharing, Money Purchase Pension, and 403(b) plans.


     Time Horizon. In selecting holdings, the Funds do not consider potential capital appreciation. Investors should consider each of these Funds as a conservative, short-term investment for emergency savings or as a safe harbor during periods of market uncertainty.


     Risks. Shares of the Funds are not insured or guaranteed by the U.S. government, or any state or federal agency. See "Investment Objective ^ And Strategy" and "Investment Policies ^ And Risks."

     Organization and Management. Each Fund is a series of ^ the Company. Each Fund is owned by its shareholders. They employ INVESCO Funds Group, Inc. (" ^ INVESCO"), founded in 1932, to serve as investment adviser, administrator^ and transfer agent. INVESCO ^ Distributors, Inc. ("IDI"), founded in 1997 as a wholly-owned subsidiary of INVESCO, is the Funds' distributor.

     The U.S.  Government  Money Fund and the Cash  Reserves Fund are managed by
INVESCO ^ Vice President Richard R. Hinderlie. The Tax-Free Money Fund is managed by INVESCO ^ Vice President Ingeborg Cosby. See "The Funds And Their Management."



     ^ INVESCO ^ and IDI are subsidiaries of AMVESCAP PLC, an international investment management company that ^ managed approximately ^ $261 billion in assets as of June 30, 1998. AMVESCAP PLC is based in London with money managers located in Europe, North America and the Far East.


These Funds Offer All of the Following Services at No Charge:
------------------------------------------------------------
Telephone exchanges
Automatic reinvestment of distributions

Regular investment plans, such as EasiVest (the ^ Funds' automatic monthly investment program), Direct Payroll Purchase, and Automatic Monthly Exchange Free Checkwriting
Periodic withdrawal plans


See "How To Buy Shares" and "How To Sell Shares."


     Minimum Initial Investment: $1,000 per Fund, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase.




     Minimum Subsequent Investment: $50 per Fund (Minimums are lower for certain retirement plans.)


ANNUAL FUND EXPENSES


     The Funds are no-load; there are no fees to purchase, exchange or redeem shares, nor any ongoing marketing ("12b-1") expenses.^


     Like any company, each Fund has operating expenses -- such as portfolio management, accounting, shareholder servicing, maintenance of shareholder accounts, and other expenses. These expenses are paid from each Fund's assets. Lower expenses therefore benefit investors by increasing a Fund's total return.


     We calculate annual operating expenses as a percentage of each Fund's average annual net assets. To keep expenses competitive, ^ INVESCO voluntarily reimburses the Tax-Free Money Fund for ^ certain expenses in excess of 0.75% of average net assets, ^ the U.S. Government Money Fund ^ for certain expenses in excess of 0.85% of average net assets and the Cash Reserves Fund for certain expenses in excess of 0.90% of average net assets. All voluntary expense caps exclude excess amounts that have been offset by the expense offset arrangement described below.


Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)

U.S. Government Money Fund
--------------------------

Management Fee                                                        0.50%
12b-1 Fees                                                             None
Other Expenses(1)(2)                                                ^ 0.37%
Total Fund Operating Expenses(1)(2)                                 ^ 0.87%

Cash Reserves Fund
------------------

Management Fee                                                      ^ 0.42%
12b-1 Fee                                                              None
Other Expenses(1)(2)                                                ^ 0.49%
Total Fund Operating Expenses(1)(2)                                 ^ 0.91%


Tax-Free Money Fund
-------------------
Management Fee                                                        0.50%
12b-1 Fees                                                             None
Other Expenses(1)(2)                                                  0.26%
Total Fund Operating Expenses(1)(2)                                   0.76%


(1) It should be noted that each Fund's actual total operating expenses were lower than the figures shown because each Fund's custodian fees were reduced under ^ expense offset ^ arrangements. However, as a result of an SEC requirement ^, the figures shown above do not reflect these reductions. In comparing expenses for different years, please note that the Ratios of Expenses to Average Net Assets shown under "Financial Highlights" do reflect any reductions ^ for periods prior to the fiscal year ended May 31, 1996. See "The Funds And Their Management."

(2) Certain expenses of the Funds are being absorbed voluntarily by ^ INVESCO. In the absence of such absorbed expenses, the U. S. Government Money Fund's "Other Expenses" and "Total Fund Operating Expenses" would have been ^ 0.62% and ^ 1.12% respectively; the Cash Reserves Fund's "Other Expenses" and "Total Fund ^ Operating Expenses" would have been 0.51% and ^ 0.93%, respectively; and the Tax-Free Money Fund's "Other Expenses" and "Total Fund Operating Expenses" would have been ^ 0.56% and ^ 1.06%, respectively, based on each Fund's actual expenses for the fiscal year ended May 31, ^ 1998.


EXAMPLE

     A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period. (Of course, actual operating expenses are paid from each Fund's assets and are deducted from the amount of income available for distribution to shareholders; they are not charged directly to shareholder accounts.)

                              1 Year     3 Years     5 Years    10 Years
                              ------     -------     -------    --------
U.S. Government

  Money Fund                      $9         $28         $48      ^ $108
Cash Reserves Fund                 9        ^ 29          51         112
Tax-Free Money Fund                8          24          42          94

     The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. THE ^ EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR EXPENSES, AND ACTUAL ANNUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For more information on each Fund's expenses, see "The Funds And Their Management^."

^ FINANCIAL HIGHLIGHTS
----------------------

(For a Fund Share Outstanding Throughout Each Period)


     The following information has been audited by ^ PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the ^ Report of Independent Accountants thereon appearing in the Company's ^ 1998 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting ^ IDI at the address or telephone number on the back of the Prospectus. The Annual Report also contains more information about the Funds' performance.


                                                                                             Period        Year      Period
                                                                                              Ended       Ended       Ended
                                                                Year Ended May 31            May 31 December 31 December 31

                                -------------------------------------------------------------------------------------------
                                   1998        1997        1996        1995        1994       1993*      ^ 1992       1991^


                                       U.S. Government Money Fund
PER SHARE DATA
Net Asset Value -

   Beginning of Period            $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                -------------------------------------------------------------------------------------------

INCOME AND DISTRIBUTIONS
   FROM INVESTMENT OPERATIONS
Net Investment Income Earned
   and Distributed to

   Shareholders                    0.05        0.04        0.05        0.05        0.03        0.01        0.03        0.03
                                -------------------------------------------------------------------------------------------

Net Asset Value -

   End of Period                  $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                ===========================================================================================

TOTAL RETURN                      4.74%       4.57%       4.90%       4.66%       2.56%      0.93%*       2.97%      3.23%*







RATIOS
Net Assets - End of Period

   ($000 Omitted)               $73,918     $66,451     $79,392     $60,843     $73,912     $34,519     $30,282      $7,203
Ratio of Expenses to
   Average^ Net Assets#          0.87%@      0.86%@      0.87%@       0.75%       0.75%      0.75%~       0.75%      0.74%~
Ratio of Net Investment Income
   to Average Net Assets#         4.72%       4.51%       4.78%       4.55%       2.60%      2.27%~       2.82%      4.54%~

^* From January 1, 1993 to May 31, 1993.

^ From April 26, 1991, commencement of investment operations, to December 31, 1991.

* Based on operations for the period shown and, accordingly, ^ are not representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by ^ INVESCO for the years ended May 31, 1998, 1997, 1996, 1995 and 1994, the period ended May 31, 1993, the year ended December 31, 1992 and the period ended December 31, 1991. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.12%, 1.06%, 1.05%, 1.10%, 1.00%, 1.18%, 1.08% and
1.93%, respectively, and ratio of net investment income to average net assets would have been 4.47%, 4.31%, 4.59%, 4.20%, 2.35%, 1.84%, 2.49% and 3.35%,
respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by ^ INVESCO, which is before any expense offset arrangements.

~ Annualized ^

(For a Fund Share Outstanding Throughout Each Period)

                                                                         Period
                                                                          Ended
                                            Year Ended May 31            May 31              Year Ended January 31
                           -------------------------------------------   ------   ------------------------------------------

                              1998     1997     1996     1995     1994    1993*   ^ 1993     1992     1991     1990     1989
    ^


                                          Cash Reserves Fund

PER SHARE DATA
Net Asset Value -
    Beginning of Period      $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                           -------------------------------------------   ------   ------------------------------------------
INCOME AND DISTRIBUTIONS
    FROM INVESTMENT
    OPERATIONS
Net Investment Income
    Earned and Distributed

    to Shareholders           0.05     0.05     0.05     0.05     0.03     0.01     0.03     0.05     0.07     0.08     0.07
^ Net Asset Value -

    End of Period            $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00

                          ^===========================================  =======   ==========================================
TOTAL RETURN                 4.82%    4.69%    5.01%    4.76%    2.58%   0.75%*    3.00%    5.35%    7.76%    8.79%   7.25%^


RATIOS
Net Assets -
    End of Period

    ($000 Omitted)        $766,670 $661,648 $587,277 $644,341 $747,551 $490,932 $506,337 $557,708 $431,808 $396,286$317,410^
Ratio of Expenses to
    Average Net Assets#     0.91%@   0.86%@   0.87%@   0.75%     0.81%   0.98%~    0.80%    0.83%    0.76%    0.79%   0.79%^


Ratio of Net Investment
    Income to Average
    Net Assets#              4.76%    4.62%    4.86%    4.65%    2.61%   2.26%~    2.98%    5.17%    7.49%    8.46%    7.04%




^* From February 1, 1993 to May 31, 1993.


*  Based  on  operations  for  the  period  shown  and,   accordingly,   is  not
representative of a full year.


#Various expenses of the Fund were voluntarily absorbed by ^ INVESCO for the years ended May 31, 1998, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.93%, 0.92%, 0.92% and 0.85%, respectively, and ratio of net investment income to average net assets would have been 4.74%, 4.56%, 4.81% and 4.55%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by ^ INVESCO, which is before any expense offset arrangements.

~ Annualized
^

(For a Fund Share Outstanding Throughout Each Period)

                                                                         Period
                                                                          Ended
                                            Year Ended May 31            May 31                 Year Ended April 30
                           -------------------------------------------   ------   ------------------------------------------

                              1998     1997     1996     1995     1994    1993*   ^ 1993     1992     1991     1990   1989 ^


                                  Tax-Free Money Fund

PER SHARE DATA
Net Asset Value -
    Beginning of Period      $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                           -------------------------------------------    ------  ------------------------------------------
INCOME AND DISTRIBUTIONS
    FROM INVESTMENT
    OPERATIONS

Net Investment Income
    Earned and Distributed
    to Shareholders           0.03     0.03     0.03     0.03     0.02    0.00+     0.02     0.03     0.05     0.05    0.05^

                           -------------------------------------------   ------   ------------------------------------------
Net Asset Value -
    End of Period            $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00

                           ^==========================================   =======  ==========================================
TOTAL RETURN                 3.03%    2.90%    3.08%    2.86%    1.84%   0.16%*    2.16%    3.42%    4.89%    5.51%   5.20%^


RATIOS

Net Assets -
    End of Period
    ($000 Omitted)         $54,801  $47,577  $51,649  $58,780  $84,521  $63,498  $65,167  $60,413  $40,440  $34,262 $27,709^
Ratio of Expenses to
    Average Net Assets#     0.76%@   0.76%@   0.77%@    0.75%    0.75%   0.75%~    0.75%    0.78%    0.90%    0.93%  0.88% ^
Ratio of Net Investment
    Income to Average
    Net Assets#              3.01%    2.86%    3.03%    2.77%    1.83%   2.03%~    2.13%    3.30%    4.77%    5.37%    5.10%


^* From May 1, 1993 to May 31, 1993.


+ Net Investment Income Earned and Distributed to Shareholders for the period ended May 31, 1993 aggregated less than $0.01 on a per share basis.

*  Based  on  operations  for  the  period  shown  and,   accordingly,   is  not
representative of a full year.


# Various expenses of the Fund were voluntarily absorbed by ^ INVESCO or its affiliates for the years ended May 31, 1998, 1997, 1996, 1995 and 1994, the period ended May 31, 1993, and the years ended April 30, 1993 and 1992, respectively. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.06%, 1.01%, 1.05%, 1.00%, 1.00%, 1.19%, 1.02% and 0.99%, respectively, and ratio of net investment income to average net assets would have been 2.71%, 2.61%, 2.75%, 2.52%, 1.58%, 1.59%,
1.86% and 3.09%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by ^ INVESCO, which is before any expense offset arrangements.


~ Annualized

INVESTMENT OBJECTIVE AND STRATEGY
---------------------------------

     Each Fund seeks as high a level of current income as is consistent with liquidity and safety of capital by investing in specific short-term money market securities as described below. The Tax-Free Money Fund has the additional objective of providing income which is exempt from federal income taxes. These investment objectives are fundamental and cannot be changed without the approval of a Fund's shareholders. There is no assurance that a Fund's investment objective will be met.


================================================================================
INVESCO Money             Portfolio May Hold
Market Fund
--------------------------------------------------------------------------------
U.S. Government           Debt obligations issued or guaranteed by
Money Fund                the U.S. government or its agencies; and
                          repurchase agreements collateralized by
                          such obligations.
--------------------------------------------------------------------------------
Cash Reserves             Debt obligations issued or guaranteed by
Fund                      the U.S. government or its agencies;
                          corporate   debt   obligations;    commercial   paper;
                          certificates  of  deposit  and  bankers'   acceptances
                          issued by domestic  banks;  and repurchase  agreements
                          collateralized by such obligations
--------------------------------------------------------------------------------
Tax-Free Money            Debt obligations issued by the states,
Fund                      territories, and possessions of the
                          United States and District of Columbia
                          and their political subdivisions,
                          agencies and instrumentalities, which
                          pay interest exempt from federal income
                          taxes; repurchase agreements
                          collateralized by such obligations;
                          private activity bonds and taxable
                          securities.
================================================================================

     See "Investment Policies And Risks" below, as well as "Investment Policies And Restrictions" in the Statement of Additional Information.


     The short-term debt obligations in which each Fund invests must mature, or be deemed to mature, within ^ 397 days ^ from the date of purchase. Generally, the Funds intend to hold securities purchased until maturity. However, securities may be sold without regard for how long they have been held. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less.

     Because each of the Funds invests in short-term debt obligations, their ability to achieve a high level of current income is limited in comparison to mutual funds that invest in securities which present a greater credit risk.

     While a Fund may invest in obligations of the federal government, which may or may not be supported by the full faith and credit of the U.S. government, shares of the Funds are not issued or guaranteed by the U.S. government.

INVESTMENT POLICIES AND RISKS

     The return on investment in each Fund will depend upon the interest earned by each Fund on its security holdings, after deduction of Fund expenses, and is paid to shareholders in the form of dividends. If interest rates increase, the value of interest-paying debt securities may decrease, and vice versa. Not withstanding the possibility of fluctuations in values of a Fund's securities, as a result of each Fund's use of amortized cost valuation and its declaration of income dividends daily, it is expected, but cannot be assured, that each Fund's net asset value will be maintained at a constant value of $1.00 per share. Under the amortized cost valuation method, securities are valued at their cost at the time of purchase, and thereafter there is assumed a constant amortization to maturity of a discount or premium.


     Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the Year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which a Fund invests may be detrimentally affected by computer failure affecting portfolio investments or trading of securities beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers may be affected by remediation costs, which may be substantial. A Fund's investments may be adversely affected.


     U.S. Government Securities. These securities consist of Treasury bills, notes and bonds, which differ only in their interest rates, maturities, and dates of issuance, and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Obligations of United States government agencies include Government National Mortgage Association ("GNMA"), Fannie Mae (formerly known as Federal National Mortgage Association) and Federal Home Loan Mortgage Corporation ("FHLMC") obligations. Some of these securities are guaranteed by the U.S. government, others are guaranteed only by the issuing agency. For more information concerning U.S. government securities, see "Investment Policies and Restrictions" in the Statement of Additional Information.

     Debt Obligations of Commercial Banks And Corporations. When we assess an issuer's ability to meet its interest rate obligations and repay its debt when due, we are referring to "credit risk." Debt obligations are rated based on their estimated credit risk by independent services such as Standard and Poor's ^, a division of The McGraw-Hill Companies, Inc. ("S&P") or Moody's Investors

Service, Inc. ("Moody's"). S&P and Moody's are nationally recognized securities rating organizations ("NRSROs"). For an explanation of these organizations and their ratings, see the Statement of Additional Information.

     "Market risk" refers to sensitivity to changes in interest rates. For example, when interest rates go up, the market value of a previously issued obligation generally declines; on the other hand, when interest rates go down, the market prices of these obligations generally increase. Also, when interest rates go down, net cash inflows are likely to be invested in portfolio instruments producing lower yields than the balance of a Fund's portfolio, thus reducing the Fund's yield.


     Municipal Obligations. Like corporate debt obligations, the debt of municipalities is also rated by NRSROs. The Tax-Free Money Fund will only invest in municipal bonds rated at the time of purchase in the two highest grades, for longer-term bonds; municipal notes rated MIG-1 by Moody's; and municipal commercial paper rated in the highest grades. There is no guarantee that a municipality will be able to satisfy the payment and interest on a municipal obligation.


U.S. Government Money Fund
--------------------------


     The ^ U.S. Government Money Fund seeks to achieve its objective by investing only in debt obligations issued or guaranteed by the U. S. government or its agencies maturing or deemed to be maturing, in ^ 397 ^ days or less from the date of purchase, and in repurchase agreements with respect to such instruments.

     The securities in which the ^ U.S. Government Money Fund invests consist of: direct obligations of the United States such as Treasury bills, Treasury notes, ^ U.S. government bonds, as well as investments in agencies of the ^ U.S. government, the securities of which may or may not be supported by the full faith and credit of the ^ U.S. Treasury, including, but not limited to, obligations of GNMA, the Department of Housing and Urban Development, the Farmer's Home Administration, the Small Business Administration, Fannie Mae, (FHLMC) and the Federal Home Loan Banks. The GNMA, FHLMC and Fannie Mae certificates in which the ^ U.S. Government Money Fund may invest are mortgage-backed securities, and are subject to the risk that prepayments of the underlying mortgages will cause the principal and interest on the certificate to be paid prior to their stated maturities. In the event of a prepayment during a period of declining interest rates, the ^ U.S. Government Money Fund may be required to invest the proceeds at a lower interest rate. The U.S. Government Money Fund limits the dollar-weighted average maturity of its portfolio securities to 90 days or less.


Cash Reserves Fund
------------------

     The Cash Reserves Fund seeks to achieve its objective by investing in a diversified portfolio of high-quality, short-term debt obligations maturing within ^ 397 days ^ from the date of purchase.


     The securities in which the Cash Reserves Fund invests consist of: (1) U.S. government obligations, consisting of securities issued or guaranteed as to principal or interest by the U.S. government or one of its agencies or instrumentalites, such as Treasury bills, bonds, notes and GNMA bonds; (2) commercial paper, limited to obligations which are rated by at least two NRSROs, generally S&P and Moody's, in the highest short-term rating category CA-1 by S&P and Prime-1 by Moody's, or where the obligation is rated by only one NRSRO, such obligation is rated in the highest short-term rating category; obligations of domestic banks (as described in the Statement of Additional Information) and their foreign affiliates, consisting of certificates of deposit and bankers' acceptances; and (4) corporate obligations, consisting of bonds, debentures and notes. Domestic bank and corporate obligations must be rated in one of the two highest short-term rating categories by at least two NRSROs or by one NRSRO, if the obligation has been rated by only one NRSRO. The Cash Reserves Fund may invest in obligations that are not rated by any NRSRO but which are of comparable quality to such obligations rated in the highest grade as determined by the Cash Reserves Fund's investment adviser in accordance with an analysis performed by the investment adviser. The Cash Reserves Fund will at all times invest at least 95% of its total assets in securities rated in the highest short-term rating category by at least two NRSROs or by one NRSRO, if the security has been rated by only one NRSRO, or in comparable unrated securities that the adviser determines present minimal credit risk. For a description of the relevant rating categories applicable to the Fund's investments, see Appendix A in the Statement of Additional Information.


     The Cash Reserves Fund also may place a portion of its assets in interest-bearing accounts with domestic banks meeting the criteria set forth in the Statement of Additional Information under which the Cash Reserves Fund is free to withdraw its assets at any time without suffering any interest reduction or other penalty. ^ Obligations issued not more than ^ 397 days prior to maturity will be considered as meeting the Cash Reserves Fund's investment requirements. The Cash Reserves Fund will limit its portfolio investments to United States dollar-denominated instruments that are eligible for investment by the Cash Reserves Fund under applicable Securities and Exchange Commission rules.


Tax-Free Money Fund
-------------------

     The Tax-Free Money Fund has the additional objective of providing income which is exempt from federal income taxes. The Tax-Free Money Fund seeks to achieve its objectives through investment in a diversified portfolio of high-quality, short-term debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of the issuer's bond counsel, is exempt from federal income taxation ("municipal obligations").

     Such municipal obligations fall into two principal classifications: (1) "general obligation" bonds, which are secured by the issuer's full faith and credit and taxing power for the payment of principal and interest; and (2) "revenue bonds," which are payable only from revenues produced by a particular facility or class of facilities or, in some cases, from a special excise tax or specific revenue source.


     At least 80% of the Tax-Free Money Fund's total assets (measured at the time any investment is purchased) will, under normal circumstances, be invested in municipal obligations, the income from which is exempt from federal income taxes. See "Taxes ^ And Dividends." These obligations consist of: (1) municipal bonds, comprising what are generally known as high-grade bonds, which are rated at the time of purchase by at least two NRSROs, generally S&P and Moody's, in one of the two highest ^ rating categories (AAA or AA by S&P and Aaa or Aa by Moody's), or where the bonds are rated only by S&P or Moody's, such bonds are rated AAA or AA by S&P or Aaa or Aa^ by Moody's, or where INVESCO has determined that it is appropriate to purchase such bonds based on a credit-worthiness finding; (2) municipal notes which are rated SP-1 by S&P and MIG-1 by Moody's at time of purchase; (3) municipal commercial paper which is rated by at least two NRSROs, generally S&P and Moody's, in the highest grade (A-1 by S&P or P-1 by Moody's), or where the obligation is rated only by S&P or Moody's, such obligation is rated A-1 by S&P or P-1 by Moody's; and (4) other municipal obligations that are not rated by an NRSRO, but which are of comparable quality to obligations rated in the highest grade as determined by ^ INVESCO. For a description of these ratings, see Appendix A in the Statement of Additional Information. The Tax-Free Money Fund may invest in any combination of municipal bonds, notes and commercial paper and may invest more than 25% of its total assets in industrial development obligations. An economic, business, political or other change that affects one security may also affect other securities in the same industry segment, thereby potentially increasing market risk. Examples of changes that may affect certain industry segments include proposed legislation affecting the financing of a project, shortages or price increases of needed materials, or declining markets or need for a project.


     The payment of principal and interest by issuers of certain municipal obligations purchased by the Tax-Free Money Fund may be guaranteed by letters of credit, insurance or other credit instruments offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal obligation meets the Tax-Free Money Fund's investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

     Up to 20% of the Tax-Free Money Fund's total assets may be invested in private activity bonds and in taxable securities. The circumstances under which the Tax-Free Money Fund will invest in taxable securities include but are not limited to: (a) pending investment of proceeds of sales of shares or of portfolio securities; (b) pending settlement of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The kinds of taxable securities in which the Tax-Free Money Fund may invest are limited to the following: (i) obligations of the U. S. government or its agencies, instrumentalities or authorities; (ii) prime commercial paper obligations which are rated by at least two NRSROs, generally S&P and Moody's, in the highest short-term rating category (A-1 by S&P and Prime-1 by Moody's), or where the obligation is rated only by S&P or Moody's, such obligation is rated A-1 by S&P or Prime-1 by Moody's; (iii) certificates of deposit and bankers' acceptances of domestic banks (including their foreign branches), as described in the Statement of Additional Information; and (iv) repurchase agreements with respect to any portfolio securities. The Tax-Free Money Fund may, for defensive purposes, temporarily invest up to 100% of its total assets in such taxable securities when, in the opinion of the investment adviser, to do so is advisable in light of prevailing market and economic conditions or for purposes of preserving liquidity and capital. In addition, the Tax-Free Money Fund may in the future temporarily invest in other taxable securities determined appropriate for investment by the board of directors, without obtaining the approval of shareholders. Shareholders will be notified, however, in the event the board takes such action.

     In computing the remaining maturity and average portfolio maturity for variable rate obligations, the longer of the date upon which the Tax-Free Money Fund may obtain prepayment of principal or the date upon which the interest rate of the obligation is next required to be adjusted may in certain circumstances be considered as the maturity date. One year obligations issued not more than ^ 397 days prior to maturity will be considered as meeting these investment requirements.

     The Tax-Free Money Fund may purchase securities together with the right to resell them to the seller at an agreed-upon price or yield within a specific period prior to the maturity date of such securities. Such a right to resell is commonly known as a " ^ demand feature" or a "put." Municipal obligations may at times be purchased or sold on a delayed delivery, or a when-issued basis (i.e., securities may be purchased or sold by the Tax-Free Money Fund with settlement taking place in the future, after a month or more). The payment obligation and the interest rate that will be received on the securities are fixed at the time the Tax-Free Money Fund enters into the commitment.

     Repurchase Agreements. A Fund may invest money, for as short a time as overnight, using repurchase agreements ("repos"). With a repo, the Fund buys a debt instrument, agreeing simultaneously to sell it back to the prior owner at an agreed-upon price and date. The Fund could incur costs or delays in seeking to sell the ^ security if the prior owner defaults on its repurchase obligation. To reduce that risk, the securities ^ that are the subject of the repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest). These agreements are entered into only with member banks of the Federal Reserve System, registered broker-dealers, and registered U.S. government securities dealers that are deemed creditworthy under standards set by the Company's board of directors. A repo may generate taxable income.

     Investment Restrictions. Certain restrictions, which are ^ identified in the Statement of Additional Information, may not be altered without the approval of a Fund's shareholders. ^ For example, each Fund limits to 5% of its total assets the amount which may be invested in a single issuer, and to 25% the portion that may be invested in any one industry (other than U.S. government securities). The Funds' ability to borrow money is limited to borrowings from banks for temporary or emergency purposes in amounts not exceeding 10% for the Cash Reserves and Tax-Free Money Funds and 5% for the U. S. Government Money Fund of each Fund's total assets.^

     For a further discussion of risks associated with an investment in a Fund, see "Investment Policies ^ And Restrictions" and "Investment Practices" in the Statement of Additional Information.


THE FUNDS AND THEIR MANAGEMENT


     The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as a diversified, open-end, management investment company. The Cash Reserves Fund was incorporated on October 14, 1975, and the Tax-Free Money Fund was incorporated on March 4, 1983 under the laws of Colorado. The U.S. Government Money Fund commenced operations as a series of Financial Series Trust, a Massachusetts business trust, on April 6, 1991. On July 1, 1993, these three Funds were reorganized as ^ series of the Company, a Maryland corporation incorporated on April 2, 1993.

     The Company's board of directors has responsibility for overall supervision of the Funds, and reviews the services provided by the ^ investment adviser. Under an agreement with the Company, ^ INVESCO, 7800 E. Union Avenue, Denver, Colorado 80237, serves as ^ investment adviser for each Fund, managing each Fund's investments; it is primarily responsible for providing the Funds with portfolio management and various administrative services.

     ^ INVESCO and IDI are indirect, wholly-owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997^ and to AMVESCAP PLC on May 8, 1997, as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., that created one of the largest independent investment management businesses in the world. ^ INVESCO ^ continued to operate under ^ its existing ^ name. AMVESCAP PLC ^ had approximately ^ $261 billion in assets under management^ as of June 30, 1998. INVESCO was established in 1932 and, as of May 31, ^ 1998, managed 14 mutual funds, consisting of ^ 48 separate portfolios, with combined assets of approximately ^ $19.1 billion on behalf of ^ 870,919 shareholders.

     ^ Prior to February 3, 1998, Institutional Trust Company d.b.a. INVESCO Trust Company ("ITC") provided sub-advisory services to the Funds; termination of its sub-advisory services in no way changed the basis upon which investment advice is provided to the Funds, the cost of those services to the Funds or the persons actually performing the investment advisory and other services previously provided by ITC. INVESCO provides such day-to-day portfolio management services as the investment adviser to the Funds.

     Richard R. Hinderlie has been the portfolio manager of the U.S. Government Money Fund and ^ the Cash Reserves Fund since 1993. Mr. Hinderlie also manages INVESCO U.S. Government Securities Fund and co-manages INVESCO Short-Term Bond Fund. ^ Mr. Hinderlie is also a vice president of INVESCO. Mr. Hinderlie was previously a portfolio manager with Bank Western from 1987 to 1993. Mr. Hinderlie received an M.B.A. from Arizona State University and a B.A. in Economics from Pacific Lutheran University.^

     Ingeborg S. Cosby has ^ been the portfolio manager of the Tax-Free Money Fund^ since 1992 ^(assistant portfolio manager ^ from 1987 to 1992). Ms. Cosby is also a vice president of INVESCO (since 1998) and was a vice president of INVESCO Trust from 1997 to 1998. Ms. Cosby previously assisted the portfolio managers at INVESCO Trust^ from 1985 to 1987 and was a portfolio manager assistant at First Affiliated Securities, Inc. from 1982 to 1985.

     INVESCO ^ permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires ^ INVESCO's personnel to conduct their personal investment activities in a manner that ^ INVESCO believes is not detrimental to the Funds or ^ INVESCO's other advisory clients. See the Statement of Additional Information for more detailed information.

      Each Fund pays ^ INVESCO a monthly management fee which is based upon a percentage of ^ that Fund's average net assets determined daily^. The management fee is computed at the annual rate of 0.50% on the first $300 million of a

     Fund's average net assets; 0.40% on the next $200 million of a Fund's average net assets; and 0.30% on a Fund's average net assets over $500 million. For the fiscal year ended May 31, ^ 1998, the Funds paid investment management fees equal to the following percentages of their average net assets: U.S. Government Money Fund, 0.50%; Cash Reserves Fund, ^ 0.42%; and Tax-Free Money Fund, 0.50%.

     ^ Under a Distribution Agreement, IDI provides services relating to the distribution and sale of the Funds' shares. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail funds advised by INVESCO. Prior to September 30, 1997, INVESCO served as the Funds' distributor.

     Under a Transfer Agency Agreement, ^ INVESCO acts as registrar, transfer agent, and dividend disbursing agent for the Funds. Each Fund pays an annual fee of $27.00 per shareholder account or, where applicable, per participant in an omnibus account ^. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of ^ INVESCO, may provide equivalent services to the Funds. In these cases, ^ INVESCO may pay, out of the fees it receives from the Funds, an annual sub-transfer agency fee or recordkeeping fee to the third party.

     ^ Under an Administrative Services Agreement, ^ INVESCO handles additional administrative, ^ recordkeeping, and internal sub-accounting services for the Funds. For ^ the fiscal year ended May 31, ^ 1998, the Funds paid INVESCO a fee for these services in an amount equal to the following percentages of each Fund's average net assets: U.S. Government Money Fund, 0.03%; Cash Reserves Fund, 0.02%; and Tax-Free Money Fund, ^ 0.04%.

     The management and custodial services provided to the Funds by INVESCO and the Funds' custodian, and the services provided to shareholders by INVESCO and IDI, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the Year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Funds' securities trades, their share pricing and their account services. The Funds and their service providers have been actively working on necessary changes to their computer systems to deal with the Year 2000 issue and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with others' noncomplying computer systems. INVESCO plans to test as many such interactions as practicable prior to December 31, 1999 and to develop contingency plans for reasonably anticipated failures.

     Each Fund's expenses, which are accrued daily, are deducted from total income before dividends are paid. Total expenses of the Funds (prior to any expense offset arrangements) for the fiscal year ended May 31, ^ 1998, including investment ^ advisory fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to the following percentages of each Fund's average net assets: U.S. Government Money^ Fund, 0.87%; Cash Reserves Fund, ^ 0.91%; and Tax-Free Money Fund, 0.76%. Certain Fund expenses are absorbed voluntarily by ^ INVESCO in order to ensure that ^ each Fund's total operating expenses do not exceed the following percentages of each Fund's average net assets: U.S. Government Money Fund, 0.85%; Cash Reserves Fund, ^ 0.90%; and Tax-Free Money Fund, 0.75%. These commitments may be changed following consultation with the Company's board of directors. In the absence of this voluntary expense limitation, each Fund's total operating expenses would have equaled the following percentages of each Fund's average net assets: U.S. Government Money Fund, ^ 1.12%; Cash Reserves Fund, ^ 0.93%; and Tax-Free Money Fund, ^ 1.06%.

     ^ INVESCO places orders for the purchase and sale of portfolio securities with brokers and dealers based upon ^ INVESCO's evaluation of ^ such brokers' and dealers' financial responsibility coupled with their ability to effect transactions at the best available prices. ^ The Funds may market their shares through intermediary brokers or dealers that have entered into Dealer Agreements with ^ INVESCO, or IDI, as the Funds' ^ distributor. The Funds may place orders for portfolio transactions with qualified ^ brokers and dealers that recommend the Funds, or sell shares of the Funds, to clients, or act as agent in the purchase of shares of the Funds for clients, if ^ INVESCO believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms. For further information, see "Investment Practices - ^ Placement of Portfolio Brokerage" in the Statement of Additional Information.

FUND PRICE AND PERFORMANCE


     Determining Price. The price per share is also known as the Net Asset Value ("NAV"). Each Fund uses its best efforts to maintain its NAV at $1.00. It is expected (but cannot be guaranteed) that the value of your investment in a Fund will not vary. NAV is calculated by adding together the current market value of all of the Fund's assets, including accrued interest and dividends; ^ subtracting liabilities, including accrued expenses; and ^ dividing that dollar amount by the total number of shares outstanding.


     Your return on an investment in a Fund will depend upon the interest earned by such Fund on its holdings, after deduction of Fund expenses. Net income is declared daily and paid monthly to the shareholders of each Fund.


     Performance Data. To keep shareholders and potential investors informed, we will occasionally advertise a Fund's "current yield," "effective yield" and "total return" performance. In addition, the U.S. Government Money and Cash Reserves Funds may advertise a "tax equivalent yield." The yield of a Fund refers to the income generated by an investment in the Fund over a 7-day period, and is computed by dividing the net investment income per share earned during the period by the net asset value per share at the end of the period, then adjusting the result to provide for semi-annual compounding. The effective yield is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. This reinvestment may cause the effective yield to be higher than the current yield. The "tax equivalent yield" of a Fund refers to the yield that a taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of the Fund. The use of a tax equivalent yield allows investors to compare the yield of the Fund, which is excluded from gross income (except to the extent that the alternative minimum tax is applicable) for federal income tax purposes, with yields of funds which are not tax-exempt. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to IDI using the phone number or address on the back of this Prospectus.

     When we quote mutual fund rankings published by Lipper Analytical Services, Inc., we may compare the ^ Funds to others in the following categories: U.S. Government Money Fund -- U.S. Government Money Market Funds; Cash Reserves Fund, Money Market Funds; and Tax-Free Money Fund -- Tax-Exempt Money Market Funds. These rankings allow you to compare the Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in the Funds' promotional materials. For more information see "Fund Performance" in the Statement of Additional Information.

     Performance figures are based on historical investment results and are not intended to suggest future returns.

HOW TO BUY SHARES


     The following chart shows several convenient ways to invest in the Funds. There is no charge to invest, exchange, or redeem shares when you make transactions directly through ^ INVESCO. However, if you invest in a Fund through a securities broker, you may be charged a commission or transaction fee. INVESCO may from time to time make payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Company. For all new accounts, please send a completed application form. Please specify which ^ Fund's shares you wish to purchase.

     ^ INVESCO reserves the right to increase, reduce or waive the minimum investment requirements in its sole discretion, where it determines this action is in the best interests of a Fund. Further, ^ INVESCO reserves the right in its sole discretion to reject any order for the purchase of Fund shares (including purchases by exchange) when, in its judgment, such rejection is in a Fund's best interests. Shares of the Funds are not available for telephone purchase.


                              HOW TO BUY SHARES
================================================================================

Method                      Investment Minimum         Please Remember
--------------------------------------------------------------------------------
By Check
Mail to:                    $1,000 for regular         ^ If your check
INVESCO Funds               account;                   does not clear, you
Group, Inc.                 $250 for an ^ IRA;         will be responsible
P.O. Box 173706             ^ $50 minimum for          for any related
Denver, CO                  each subsequent            loss the Fund or ^
80217-3706.                 investment.                INVESCO incurs. If
Or you may send                                        you are already a
your check by                                          shareholder in the
overnight courier                                      INVESCO funds, the
to: 7800 E. Union                                      Fund may seek
Ave.,                                                  reimbursement from
Denver, CO 80237.                                      your existing
                                                       account(s) for any
                                                       loss incurred.

--------------------------------------------------------------------------------
By Wire
Call 1-800-525-8085         $1,000.                    Payment must be
for instructions on                                    received within 3
how to transmit                                        business days, or
your payment by                                        the transaction may
bank wire.                                             be canceled.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

With EasiVest or
Direct Payroll
Purchase
You may enroll on           $50 per month for          Like all regular
the fund                    EasiVest; $50 per          investment plans,
application, or             pay period for             neither EasiVest
call us for the             Direct Payroll             nor Direct Payroll
correct form and            Purchase. You may          Purchase ensures a
more details about          start or stop your         profit or protects
these automatic             regular investment         against loss in a
monthly investment          plan at any time,          falling market.
plans.                      with two weeks'            Because you'll
                            notice to ^                invest continually,
                            INVESCO.                   regardless of
                                                       varying   price   levels,
                                                       consider  your  financial
                                                       ability  to  keep  buying
                                                       through low price levels.
                                                       And  remember   that  you
                                                       will  lose  money  if you
                                                       redeem  your  shares when
                                                       the  market  value of all
                                                       your  shares is less than
                                                       their cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
^ By PAL
Your "Personal              $1,000; $250 for an        Be sure to write
Account Line" is            IRA.                       down the
available for                                          confirmation number
exchanges 24-hours                                     provided by PAL(R).
a day. Simply call                                     Payment must be
1-800-424-8085.                                        received within 3
                                                       business   days,  or  the
                                                       transaction   may   be  ^
                                                       canceled.  If a telephone
                                                       purchase  is  ^  canceled
                                                       due to  non-payment,  you
                                                       will be  responsible  for
                                                       any   related   loss  the
                                                       Portfolio  or  ^  INVESCO
                                                       incurs.    If   you   are
                                                       already a shareholder  in
                                                       the  INVESCO  funds,  the
                                                       Portfolio     may    seek
                                                       reimbursement  from  your
                                                       existing  account(s)  for
                                                       any loss incurred. ^

--------------------------------------------------------------------------------
By Exchange

Between ^ a Fund            $1,000 to open a           See "Exchange ^
and another of the          new account; $50           Policy" below.
INVESCO funds. Call         for written
1-800-525-8085 for          requests to
prospectuses of             purchase additional
other INVESCO               shares for an
funds. You may also         existing account.
establish an                (The exchange
Automatic Monthly           minimum is $250 for
Exchange service            purchases requested
between two INVESCO         by telephone.)
funds; call ^
INVESCO for further
details and the
correct form.

================================================================================

     Your order to purchase Fund shares will not begin earning dividends until your payment can be converted into available federal funds under regular banking procedures or, if you are acquiring shares in an exchange from another INVESCO fund, the Fund receives the proceeds of the exchange. Checks normally are converted into federal funds (moneys held on deposit within the Federal Reserve System) within two or three business days after we receive them, although this period may be longer for checks drawn on banks that are not members of the Federal Reserve System.

     Exchange ^ Policy. You may exchange your shares in one of the Funds for those in another INVESCO fund, on the basis of their respective net asset values at the time of the exchange. Before making any exchange, be sure to review the prospectuses of the funds involved and consider their differences.


     Please note these policies regarding exchanges of fund shares:

     1)   The fund accounts must be identically registered.

     2) You may make four exchanges out of each fund during each calendar year.

     3) An exchange is the redemption of shares from one fund followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, your account is tax-deferred).


     4) ^ In order to prevent abuse of this policy to the disadvantage of other shareholders, the Fund reserves the right to ^ temporarily or permanently terminate the exchange option of any shareholder who requests more than four exchanges in a year, or at any time the Fund determines the actions of the shareholder are detrimental to Fund performance and shareholders. The Fund will determine whether to do so based on a consideration of both the number of exchanges any particular shareholder, or group of shareholders, has requested and the time period over which those exchange requests have been made, together with the level of expense to the Fund which will result from effecting additional exchange requests. The Fund is intended to be a long-term investment vehicle and is not designed to provide investors the means of speculation on short-term market movements. Notice of all such modifications or ^ terminations will be given at least 60 days prior to the effective date of the change in ^ policy, except ^ in unusual ^ circumstances (such as when redemptions of the exchanged shares are suspended under Section 22(e) of the Investment Company Act of 1940, or when sales of the fund into which you are exchanging are temporarily ^ suspended).


FUND SERVICES


     Shareholder Accounts. ^ INVESCO will maintain a share account for each Fund whose shares you own that reflects your current holdings. Share certificates will be issued only upon specific request. You will have greater flexibility to conduct transactions if you do not request certificates.


     Transaction Confirmations. You will receive detailed confirmations of individual purchases, exchanges, and redemptions. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions will be confirmed on your quarterly Investment Summary.

     Investment Summaries. Each calendar quarter, shareholders receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of their INVESCO funds.


     Reinvestment of Distributions. Dividends are automatically ^ reinvested in additional ^ Fund shares at the NAV on the ex-dividend date, unless you choose to have dividends automatically reinvested in another INVESCO fund or paid by check (minimum of $10.00).


     Checkwriting. Shareholders with $1,000 or more in their account may redeem shares of that Fund by check. Personalized checks will be provided at no charge, and may be made payable to any party in any amount of $500 or more. Shares in the Fund will be redeemed to cover payment of the check. INVESCO reserves the right to institute a charge for this service upon notice to all shareholders. Further information about this option may be obtained from INVESCO.

     Telephone Transactions. All shareholders may exchange and redeem Fund shares by telephone, unless they expressly decline these privileges. By signing the new account Application, a Telephone Transaction Authorization Form, or otherwise using these privileges, the investor has agreed that, if a Fund has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, it will not be liable for following telephoned instructions that it believes to be genuine. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions.


     Retirement Plans and IRAs. Shares of ^ the U.S. Government Money Fund and Cash Reserves Fund may be purchased for ^ IRAs and many types of tax-deferred retirement plans. ^ INVESCO can supply you with information and forms to establish or transfer your existing plan or account.


HOW TO SELL SHARES

     The following chart shows several convenient ways to redeem your Fund shares. Shares of the Fund may be redeemed at any time at their current NAV next determined after a request in proper form is received at the Fund's office. The NAV at the time of the redemption is expected, but cannot be guaranteed, to remain at $1.00.

     Please specify from which Fund you wish to redeem shares. Shareholders have a separate account for each Fund in which they invest.

                              HOW TO SELL SHARES

================================================================================

Method                      Minimum Redemption         Please Remember
================================================================================
By Telephone
Call us toll-free           ^ $250 (or, if             This option is not
at 1-800-525-8085.          less, full                 available for
                            liquidation of the         shares held in
                            account) for a             IRAs.
                            redemption check;
                            $1,000 for a wire
                            to bank of record.
                            The maximum amount
                            which may be
                            redeemed by
                            telephone is
                            generally $25,000.
                            These telephone
                            redemption
                            privileges may be
                            modified or
                            terminated in the
                            future at ^
                            INVESCO's
                            discretion ^.

--------------------------------------------------------------------------------
In Writing

Mail your request           Any amount. The            If the shares to be
to INVESCO Funds            redemption request         redeemed are
Group, Inc., P.O.           must be signed by          represented by
Box 173706                  all registered             stock certificates,
Denver, CO                  owners of the              the certificates
80217-3706. You may         account. Payment           must be sent to ^
also send your              will be mailed to          INVESCO.
request by                  your address of
overnight courier           record, or to a
to 7800 E. Union            pre-designated
Ave., Denver, CO            bank.
80237.

--------------------------------------------------------------------------------
By Check

                            $500 minimum per           Personalized checks
                            check.                     are available from
                                                       ^ INVESCO without
                                                       charge upon
                                                       request. Checks may
                                                       be made payable to
                                                       any party.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By Exchange

Between ^ a Fund            $1,000 to open a           See "Exchange ^
and another of the          new account; $50           Policy," page 29.
INVESCO funds. Call         for written
1-800-525-8085 for          requests to
prospectuses of             purchase additional
other INVESCO               shares for an
funds. You may also         existing account.
establish an                (The exchange
automatic monthly           minimum is $250 for
exchange service            exchanges requested
between two INVESCO         by telephone.)
funds; call ^
INVESCO for further
details and the
correct form.

--------------------------------------------------------------------------------
Periodic Withdrawal
Plan
You may call us to          $100 per payment,          You must have at
request the                 on a monthly or            least $10,000 total
appropriate form            quarterly basis.           invested with the
and more                    The redemption             INVESCO funds, with
information at              check may be made          at least $5,000 of
1-800-525-8085.             payable to any             that total invested
                            party you                  in the fund from
                            designate.                 which withdrawals
                                                       will be made.

--------------------------------------------------------------------------------
Payment To Third
Party

Mail your request           Any amount.                ^ All registered ^
to INVESCO Funds                                       account owners must
Group, Inc., P.O.                                      sign the request,
Box 173706                                             with a signature
Denver, CO                                             guarantee from an
80217-3706.                                            eligible guarantor
                                                       financial    institution,
                                                       such as a commercial bank
                                                       or recognized national or
                                                       regional securities firm.

================================================================================

     While the Funds will attempt to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by phone.

     Payments of redemption proceeds will be mailed within seven days following receipt of the redemption request in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the New York Stock Exchange or during an emergency as defined by the Securities and Exchange Commission. If your shares were purchased by a check which has not yet cleared, payment will be made promptly upon clearance of the purchase check (which will take up to 15 days).

     If you participate in EasiVest, the Funds' automatic monthly investment program, and redeem all of the shares in your account, we will terminate any further EasiVest purchases unless you instruct us otherwise.

     Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Funds reserve the right to involuntarily redeem all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.

TAXES AND DIVIDENDS


     Taxes. Each Fund intends to distribute to shareholders substantially all of its net investment income and net capital gains, if any^. Distribution of all net investment income to shareholders allows each Fund to maintain its tax status as a regulated investment company. ^ Each Fund does not expect to pay any federal income or excise taxes because of its tax status as a regulated investment company.

     Shareholders^ must include all dividends as taxable income for federal, state^ and local income tax purposes, unless they are exempt from income taxes. Dividends are taxable whether they are received in cash or automatically ^ reinvested in shares of a Fund or another fund in the INVESCO group.

     Because the Funds do not invest in long-term securities, any capital gains or losses realized by a Fund will be short-term gains or losses. These short-term gains are treated the same as ordinary income, such as wages, for tax purposes and do not receive special capital gain treatment.

     In addition, the Tax-Free Money Fund intends to continue to qualify during each fiscal year to pay "exempt-interest dividends" to shareholders. These dividends are derived from net income earned by the Fund on municipal obligations and are excludable from gross income of the shareholders for federal income tax purposes. Any distributions to shareholders from net interest income earned by the Fund from taxable temporary investments, or from net capital gains, would be subject to federal income taxation. Please note that income exempt at the federal level may still be taxable under state tax laws.

     Under the Tax Reform Act of 1986, interest on certain "private activity bonds" issued after August 7, 1986, is an item of tax preference for purposes of the alternative minimum tax in taxable years beginning after December 31, 1986. The Tax-Free Money Fund intends to limit its investments in such "private activity bonds" to not more than 20% of the Fund's total assets. The portion of exempt-interest dividends paid by the Fund which is attributable to such "private activity bonds" would be an item of tax preference to shareholders. Additionally, certain corporations also may have to include exempt-interest dividends in calculating alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.


     ^ Individuals and certain other non-corporate shareholders may be subject to backup withholding of 31% on dividends, capital gain distributions and redemption proceeds. Unless you are subject to backup withholding for other reasons, you can avoid backup withholding on your Fund account by ensuring that we have a correct, certified tax identification number.

     Dividends. Each Fund earns ordinary or net investment income in the form of ^ interest on its investments. Each Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders. Dividends from net investment income are declared daily and paid monthly. Dividends and capital gains, if any, are automatically reinvested in additional shares of a Fund at the net asset value on the ex-dividend date, unless otherwise requested.

     Tax-Free Money Fund anticipates that substantially all of the dividends paid by it will be exempt from federal income taxes. During the fiscal year ended May 31, ^ 1998, 100% of the dividends declared by this Fund were exempt from federal income taxes. There is no assurance that this will be the case in future years. Income may be subject to state and local taxes, or to the federal Alternative Minimum Tax.


     At the end of each year, information regarding the tax status of their dividends is provided to shareholders of each Fund. We encourage you to consult a tax adviser with respect to these matters. For further information see "Taxes And Dividends" in the Statement of Additional Information.

ADDITIONAL INFORMATION


     Voting Rights. All shares ^ of the Company have equal voting rights based on one vote for each share owned and a corresponding fractional vote for each fractional share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of ^ a Fund or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders. Directors may be removed by action of the holders of a majority of the outstanding shares of ^ each Fund. The Company^ will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

     Master/Feeder Option. As a matter of fundamental policy, the Company may, in the future, seek to achieve a Fund's investment objective by investing all of that Fund's assets in another investment company having substantially the same fundamental investment objective, policies and limitations. It is expected that any such investment company would be managed by INVESCO in substantially the same manner as that Fund. If permitted by applicable law, any such investment may be made in the sole discretion of the Company's board of directors without a vote of that Fund's shareholders. However, shareholders will be given at least 30 days prior notice of any such investment. Such an investment would be made only if the board of directors determines it to be in the best interests of that Fund and its shareholders based on potential cost savings, operational efficiencies or other factors. No assurance can be given that costs would be materially reduced if this option were implemented.

                                             INVESCO MONEY MARKET FUNDS, INC.


                                             INVESCO U.S. Government Money Fund
                                             INVESCO Cash Reserves Fund
                                             INVESCO Tax-Free Money Fund

                                             No-load mutual funds seeking a high
                                             level of current income.


                                             PROSPECTUS


                                             October 1, ^ 1998

INVESCO FUNDS

INVESCO Distributors, Inc.(sm)
Distributor
Post Office Box 173706
Denver, Colorado  80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

^ In Denver, please visit one
of our convenient Investor
Centers:

Cherry Creek
155-B Fillmore Street;
Denver Tech Center
7800 East Union Avenue
Lobby Level


In addition, all documents
filed by the Company with
the Securities and Exchange
Commission can be located
on a ^ web site maintained
by the Commission at
http://www.sec.gov.
^

STATEMENT OF ADDITIONAL INFORMATION
October 1, ^ 1998


                        INVESCO MONEY MARKET FUNDS, INC.
                       INVESCO U.S. Government Money Fund
                           INVESCO Cash Reserves Fund
                           INVESCO Tax-Free Money Fund


Address:                                  Mailing Address:

7800 E. Union Avenue                      Post Office Box 173706
Denver, Colorado  80237                   Denver, Colorado 80217-3706

                                   Telephone:
                       In continental U.S., 1-800-525-8085

^-------------------------------------------------------------------------------

     INVESCO Money Market Funds, Inc. (the "Company") is ^ a no-load open-end diversified management investment ^ company organized in series form in which all three of its Funds, INVESCO U.S. Government Money Fund ("U.S. Government Money Fund"), INVESCO Cash Reserves Fund ^("Cash Reserves Fund"), and INVESCO Tax-Free Money Fund ("Tax-Free Money Fund") (collectively, the "Funds" and individually, a "Fund"), are money market funds which seek to provide shareholders with as high a level of current income as is consistent with liquidity and safety of capital. Tax-Free Money Fund has the additional objective of seeking income exempt from federal income tax. It is expected, but cannot be assured, that the value of all of the Funds' shares will be maintained at a constant $1.00 per share. Investors may purchase shares of any or all three Funds. Additional funds may be offered in the future.

     The U.S. Government Money Fund ^ seeks to achieve its investment objective by investing only in debt obligations issued or guaranteed by the U.S. government or its agencies.

     The Cash  Reserves  Fund ^ seeks to achieve  its  investment  objective  by
investing  in  a  diversified   portfolio  of   high-quality,   short-term  debt
obligations.

     The Tax-Free Money Fund ^ seeks to achieve its investment objective by investing in a diversified portfolio of high-quality, short-term debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income taxation. Such obligations may include municipal bonds, notes and commercial paper.

     A Prospectus for the Funds dated October 1, ^ 1998, which provides the basic information you should know before investing in the Funds, may be obtained without charge from INVESCO ^ Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706. This Statement of Additional Information is not a ^ prospectus, but contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide you with additional information regarding the activities and operations of the ^ Funds, and should be read in conjunction with the Prospectus.

Investment Adviser ^: INVESCO FUNDS GROUP, INC.
Distributor: INVESCO DISTRIBUTORS, INC.

                                TABLE OF CONTENTS

                                                                            Page


INVESTMENT POLICIES AND RESTRICTIONS........................................^ 40

THE FUNDS AND THEIR MANAGEMENT..............................................^ 53

HOW SHARES CAN BE PURCHASED.................................................^ 67

HOW SHARES ARE VALUED.......................................................^ 67

FUND PERFORMANCE............................................................^ 69

SERVICES PROVIDED BY THE FUNDS..............................................^ 72

TAX-DEFERRED RETIREMENT PLANS...............................................^ 73

HOW TO REDEEM SHARES........................................................^ 73

DIVIDENDS AND TAXES.........................................................^ 74

INVESTMENT PRACTICES........................................................^ 75

ADDITIONAL INFORMATION......................................................^ 77

APPENDIX A..................................................................^ 80

INVESTMENT POLICIES AND RESTRICTIONS


     As discussed in the Prospectus in the section entitled "Investment Objective ^ And Strategy" and "Investment Policies And Risks," the Funds may invest in a variety of short-term money market securities in seeking to achieve their respective investment objectives. Such securities include the following:

     U.S. Government Obligations. The Cash Reserve Fund and the U.S. Government Money Fund may invest in U.S. government obligations without limit. The Tax-Free Money Fund may invest up to 20% of its total assets in U.S. government obligations. These securities consist of ^ Treasury bills, ^ Treasury notes, and ^ Treasury bonds, which differ only in their interest rates, maturities, and dates of issuance, and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Treasury bills have a face maturity of one year or less. Treasury notes generally have face maturities of one to ten years, and ^ Treasury bonds generally have face maturities of more than ten years.

     Some  obligations  of  United  States   government   agencies,   which  are
established under the authority of an act of Congress, such as Government National Mortgage Association (GNMA) participation certificates, are supported by the full faith and credit of the United States Treasury. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the United States government. The market value of GNMA ^ certificates is not guaranteed. GNMA ^ certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA ^ certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the Certificate. Upon receipt, principal payments will be used by the Funds to purchase additional GNMA certificates or other U.S. government securities.


     Other U.S. government obligations, such as securities of the Federal Home Loan Banks, are supported by the Treasury's discretionary authority to lend to the issuer. Still others, such as bonds issued by Fannie Mae (formerly, the Federal National Mortgage Association), a federally chartered private corporation, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. The Funds will invest in securities of such instrumentalities only when their investment adviser ^ is satisfied that the credit risk with respect to any such instrumentality is minimal.

     Obligations of Domestic Banks. The Cash Reserves Fund and the Tax-Free Money Fund may invest in these obligations, which consist of certificates of deposit ("CDs") and bankers' acceptances, rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") or one NRSRO if such obligations are rated by only one NRSRO, issued by domestic banks (including their foreign branches) which have total assets in excess of $4 billion and meet other criteria established by the board of directors. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank.


     Bankers' acceptances are short-term credit instruments evidencing the promise by a bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). These instruments are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount.


     Commercial Paper. The Cash Reserves Fund may invest in these obligations, which are short-term promissory notes issued by domestic corporations to meet current working capital requirements. Such paper may be unsecured or backed by a letter of credit. Commercial paper issued with a letter of credit is, in effect, "two party paper," with the issuer directly responsible for payment, plus a bank's guarantee that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

     The Cash Reserves Fund may not purchase securities that are not readily marketable. However, the Fund's investments in commercial paper may include commercial paper issued pursuant to the exemption from registration contained in
Section 4(2) of the Securities Act of 1993 ("Section 4(2) Paper") if a liquid trading market exists. The liquidity of the Fund's investments in Section 4(2) Paper could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to ^ INVESCO the authority to determine the liquidity of Section 4(2) Paper pursuant to guidelines approved by the board. In the event that an issue of Section 4(2) Paper subsequently is determined to be illiquid, the security will be sold as soon as that can be done in an orderly fashion consistent with the best interests of the Fund's shareholders.

     The corporate obligations which may be part of the Cash Reserves Fund's investments consist of bonds, debentures, and notes issued by corporations in order to finance longer term credit needs.


     Repurchase Agreements. As discussed in the section of the Funds' Prospectus^ entitled "Investment Policies ^ And Risks," ^ each Fund may ^ invest in repurchase agreements with respect to debt instruments eligible for investment by ^ a Fund with member banks of the Federal Reserve System, registered broker-dealers, and registered U.S. government securities dealers, which are ^ believed to be creditworthy under standards established by the Company's board of directors. A repurchase agreement is an agreement under which a Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value at least equal to the value of the repurchase agreement^ and are held as collateral by the ^ Funds' custodian bank until the repurchase agreement is completed. In addition, the Company's board of directors monitors each Fund's repurchase agreement transactions and has established guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund. The Tax-Free Money Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 10% of its total assets would be invested in such repurchase agreements and other illiquid securities. Repos may generate taxable income.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent, a Fund may experience costs and delays in realizing on the collateral. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Funds' management acknowledges these risks, it is expected that the risks can be minimized through careful monitoring procedures.


     Investment Ratings. If a security originally rated in the highest rating category by an NRSRO has been downgraded to the second highest rating category, the Funds' investment adviser must assess promptly whether the security presents minimal credit risk and must take such action with respect to the security as it determines to be in the best interest of the affected Fund. If a Fund security is downgraded below the second highest rating of an NRSRO, is in default, or no longer presents a minimal credit risk, the security must be disposed of either within five business days of the investment adviser becoming aware of the new rating, the default, or the credit risk, or as soon as practicable consistent with achieving an orderly disposition of the security, whichever is the first to occur, unless the executive committee of the Company's board of directors determines within the aforesaid five business days that holding the security is in the best interest of the Funds. The ratings of any NRSRO represent its opinions as to the quality of the issuers and securities which it undertakes to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality.

Municipal Obligations


     As discussed in the section entitled "Investment Objective ^ And Strategy" of its Prospectus, the Tax-Free Money Fund may invest in a variety of short-term, tax-exempt securities in seeking to achieve its investment objective. Such securities include the following:


     Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide to privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal. Such obligations are considered to be municipal bonds if the interest paid thereon qualifies as exempt from federal income taxation. Other kinds of industrial development bonds, the proceeds from which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may also be considered municipal bonds. Although the current federal tax laws impose substantial limitations on the size of such issues, the Tax-Free Money Fund will only invest in those industrial development bonds, the interest from which, in the opinion of counsel to the issuer, is exempt from federal income taxation.

     There are two principal classifications of municipal bonds: "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation. The INVESCO Tax-Free Money Fund's portfolio may consist of any combination of general obligation and revenue bonds.

     From time to time, proposals to restrict or eliminate the federal income tax exemption for interest on municipal bonds have been introduced before Congress. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal bonds for investment by the Tax-Free Money Fund might be adversely affected. In such event, the Tax-Free Money Fund would reevaluate its investment objective and policies and submit possible changes in the structure of the Tax-Free Money Fund for the consideration of shareholders.

     For a description of the minimum bond ratings by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") required for a municipal bond to be eligible for inclusion in the Fund's portfolio, see "Appendix A" to this Statement of Additional Information.


     Municipal Notes. Municipal notes, eligible for purchase by ^ the Tax-Free Money Fund, are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of from six months to three years. The principal classifications of such notes are tax anticipation notes, bond anticipation notes, revenue anticipation notes, and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

     Municipal Commercial Paper. The Tax-Free Money Fund also may invest in municipal commercial paper, which refers to short-term debt obligations issued by municipalities which may be issued at a discount (sometimes referred to as Short-Term Discount Notes). Such obligations normally are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and the Fund's investment adviser believes that this increase may continue.

     As discussed in the Prospectus, to be eligible for purchase by the ^ Tax-Free Money Fund, municipal obligations must satisfy certain investment quality requirements. After the Fund has purchased an issue of municipal obligations, such issue might cease to be rated, or its rating might be reduced below the minimum required for purchase by the Fund. If a security originally rated in the highest rating category by a nationally recognized statistical rating organization ("NRSRO") has been downgraded to the second highest rating category, the Fund's investment adviser must assess promptly whether the security presents minimal credit risk and must take such action with respect to the security as it determines to be in the best interest of the Fund. If a Fund security is downgraded below the second highest rating of an NRSRO, is in default, or no longer presents a minimal credit risk, the security must be disposed of either within five business days of the investment adviser becoming aware of the new rating, the default, or the credit risk, or as soon as practicable consistent with achieving an orderly disposition of the security, whichever is the first to occur, unless the executive committee of the Fund's board of directors determines within the aforesaid five business days that holding the security is in the best interest of the Fund. The ratings of any NRSRO represent its opinions as to the quality of the municipal obligations which it undertakes to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, tax-exempt obligations with the same maturity and rating may have different yields, while obligations of the same maturity with different ratings may have the same yield.

     The Tax-Free Money Fund will not purchase a municipal obligation unless the issuer's bond counsel has rendered an opinion that such obligation has been validly issued and that the interest thereon is exempt from federal income taxation. In addition, the Tax-Free Money Fund will not purchase a municipal obligation that, in the opinion of the Fund's investment adviser, is reasonably likely to be held not to be validly issued or to pay interest thereon which is not exempt from federal income taxation.


     Variable Rate Obligations. As discussed in the Prospectus^ in the section entitled "Investment Policies And Risks," the Tax-Free Money Fund may invest in variable rate municipal obligations. The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which the Fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. In addition, the issuer of a variable rate obligation may retain the right to prepay the principal amount prior to maturity.


     The principal benefit of a variable rate municipal obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate municipal obligations should enhance the ability of the Fund to maintain a stable net asset value per share and to sell an obligation prior to maturity at a price approximating the full principal amount of the obligation. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of a municipal obligation prior to maturity, are enhanced. The investment adviser will continually monitor the creditworthiness of issuers of variable rate obligations and their ability to make payments on demand.


     ^ Demand Features. As discussed in the Prospectus^ in the section entitled "Investment Policies And Risks," the Tax-Free Money Fund may acquire ^ demand features under which the Fund purchases municipal securities together with a right to resell them to the seller at an agreed-upon price or yield within a specific period prior to the maturity date of such securities. The benefit to the Fund of acquiring ^ demand features would be to facilitate the ability of the Fund to invest its assets fully in securities on which the interest is exempt from federal income taxation while preserving the necessary flexibility and liquidity to meet unusually large redemptions and to purchase at a later date securities other than those subject to the ^ demand feature. Demand features generally will be available without the payment of any direct or indirect consideration. If it is believed to be necessary or advisable, the Fund may pay for ^ demand features, either separately, in cash, or by paying a higher price for the securities that are acquired subject to the ^ demand feature. As a matter of policy, however, the total amount "paid" in either manner for outstanding ^ demand features held by the Fund will not exceed 1/2 of 1% of the value of its total assets calculated after any ^ demand feature is acquired.

     In determining whether to exercise ^ demand features and in selecting which ^ demand features to exercise in which circumstances, the investment adviser will consider, among other things, the amount of cash available to the Fund, the expiration dates of the available ^ demand features, any future ^ demand features for securities, alternate investment opportunities and the desirability of retaining the underlying securities in the Fund. The Fund will refrain from exercising ^ demand features if the exercise would impose a loss on a dealer and ^ jeopardize its business relationship with that dealer. Any ^ demand features acquired by the Fund will have the following features: (1) the ^ demand features will be in writing and will be physically held by the Fund's custodian; (2) they will be exercisable at any time prior to the underlying security's maturity; (3) rights of the Fund to exercise ^ demand features will be unconditional and unqualified; (4) ^ demand features will be entered into only with dealers, banks and brokers which present a minimal risk of default as determined by the investment adviser under procedures adopted by the board of directors; (5) although the ^ demand features will not be transferable, the municipal obligations purchased subject to such ^ demand features may be sold to a third party at any time, even though a ^ demand feature may be outstanding; and (6) their exercise price in each case will be (i) the Fund's acquisition cost of the municipal obligation that is subject to this ^ demand feature (excluding any accrued interest that the Fund paid on acquisition of the security), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the municipal obligation, plus (ii) all interest accrued on the municipal obligation since the last interest payment date during the period such obligation was owned by the Fund. In addition, the acquisition, exercisability and duration of ^ demand features will not be factors in determining the dollar-weighted average of the Fund or the value of the securities it holds. No value is given to ^ demand features in determining the Fund's net asset value per share, and any amounts paid for such ^ demand features will be reflected as unrealized depreciation for the period during which the ^ demand feature is held.

     The Internal Revenue Service ("IRS") has issued a revenue ruling and several favorable letter rulings to the effect that a regulated investment company will be the owner of municipal obligations acquired subject to a ^ demand feature and that interest on the securities will be tax-exempt to the company. The IRS has announced, however, that it will no longer issue advance rulings in this area. There is no assurance that ^ demand features will be available to the Tax-Free Money Fund, nor can it be assumed that such ^ demand features will continue to be available under all market conditions.

     When-Issued Purchases. As discussed in the Prospectus^ in the section entitled "Investment Policies And Risks," the Tax-Free Money Fund may at times acquire municipal obligations on a when-issued basis. Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in value based on the public's perception of the creditworthiness of the issuers and changes in the level of interest rates (generally resulting in depreciation when interest rates rise.) The Fund will maintain a segregated account with its custodian bank consisting of cash, liquid securities or a combination thereof marked to market daily equal in value to the amount of such commitments. The Fund will only make commitments to purchase securities with the intention of actually acquiring the securities; however, the Fund may sell these commitments before the settlement date if to do so is deemed advisable as a matter of investment strategy.

     To the extent the Fund remains substantially invested in debt securities at the same time that it has committed to purchase securities on a when-issued basis, which it would normally expect to do, there is a greater potential for fluctuation in the Fund's net asset value than if it set aside cash to pay for when-issued securities. In addition, there will be a greater potential for the realization of capital gains, which are not exempt from federal income taxation, and of capital losses. When the payment of when-issued securities must be met, the Fund will provide payment from available cash flow, sale of portfolio securities (possibly at a gain or loss) or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may at the time of sale have a value greater or less than the Fund's payment obligation). The ^ Tax-Free Money Fund intends to enter into commitments to purchase securities on a when-issued basis only to the extent necessary to assure compliance with its investment objective and policies regarding permitted investments. Such commitments will not ordinarily involve a substantial portion of the Fund's assets.

     Investment Restrictions. As described in the section of the Funds' Prospectus entitled "Investment ^ Policies And Risks," the Funds operate under certain investment restrictions. ^ For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from ^ a Fund.


U.S. Government Money Fund


     ^ The following restrictions^ are fundamental and may not be changed with respect to the U.S. Government Money Fund ^ without prior approval of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Under these restrictions, the U.S. Government Money Fund will not:


     (1) other than investments by the Fund in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, invest in the securities of issuers conducting their principal business activities in the same industry (investments in obligations issued by a foreign government, including the agencies or instrumentalities of a foreign government, are considered to be investments in a single industry), if immediately after such investment the value of the Fund's investments in such industry would exceed 25% of the value of the Fund's total assets;

     (2) invest in the securities of any one issuer, other than the United States government, if immediately after such investment more than 5% of the value of the Fund's total assets, taken at market value, would be invested in such issuer or more than 10% of such issuer's outstanding voting securities would be owned by the Fund;

     (3) underwrite securities of other issuers, except insofar as it may technically be deemed an "underwriter" under the Securities Act of 1933, as amended, in connection with the disposition of the Fund's portfolio securities;

     (4)  invest  in  companies  for  the  purpose  of  exercising   control  or
          management;

     (5)  issue  any  class  of  senior  securities  or  borrow  money,   except
          borrowings from banks for temporary or emergency purposes not in excess of 5% of the value of the Fund's total assets at the time the borrowing is made;

     (6) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held except to an extent not greater than 5% of the value of the Fund's total assets;

     (7)  make short sales of securities or maintain a short position;

     (8) purchase securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities;

     (9) purchase or sell real estate or interests in real estate. The Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

     (10) purchase or sell commodities or commodity contracts;

     (11) make loans to other persons, except that the Fund may purchase debt obligations consistent with its investment objective and policies;

     (12) purchase securities of other investment companies except in connection with a merger, consolidation, acquisition or reorganization; and

     (13) invest in securities for which there are legal or contractual restrictions on resale.


     In applying restriction (1) above, the ^ Fund uses a modified S&P industry code classification schema which uses various sources to classify.


Cash Reserves Fund


     The following restrictions are fundamental and may not be changed with respect to the Cash Reserves Fund without prior approval of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act. Under these restrictions, the Cash Reserves Fund ^ will not:


     (1)  issue preference shares or create any funded debt;

     (2)  sell short or buy on margin;

     (3) mortgage, pledge or hypothecate its portfolio securities or borrow money, except from banks for temporary or emergency purposes (but not for investment) and then in an amount not exceeding 10% of the value of the Fund's total net assets. The Fund will not purchase additional securities while any such borrowings exist;

     (4) invest in the securities of any other investment company except for a purchase or acquisition in accordance with a plan of reorganization, merger or consolidation;

     (5) purchase securities, other than obligations issued or guaranteed by the U.S. government, if the purchase would cause the Fund, at the time, to have more than 5% of the value of its total assets invested in securities of any one issuer or to own more than 10% of the outstanding debt obligations of any one issuer. For this purpose, all indebtedness of an issuer shall be deemed a single class of security;

     (6) lend money or securities to any person (except through the purchase of debt securities or entering into repurchase agreements in accordance with the Fund's investment policies);

     (7) buy or sell commodities, commodity contracts or real estate (however, the Fund may purchase securities of companies investing in real estate);

     (8) invest in any company for the purpose of exercising control or management;

     (9)  buy other than readily marketable securities;

     (10) engage in the underwriting of any securities;

     (11) purchase securities of any company in which any officer or director of the Fund or of its investment adviser beneficially owns more than 1/2 of 1% of the outstanding securities, and in which all of the officers and directors of the Fund and its investment adviser, as a group, beneficially own more than 5% of such securities;

     (12) purchase common or preferred stocks or securities convertible into stocks;

     (13) purchase the securities of any issuer having a record, together with predecessors, of less than three years continuous operation;

     (14) buy or sell oil, gas or other mineral interests or exploration programs;

     (15) invest more than 25% of the value of the Fund's assets in one particular industry (obligations of the U.S. government and of domestic banks are excepted); and

     (16) participate on a joint or joint and several basis in any securities trading account, or purchase warrants, or write, purchase or sell puts, calls, straddles or any other option contract or combination thereof.


     With respect to investment restriction (9) above, the board of directors has delegated to ^ the adviser the authority to determine that a liquid market exists for Section 4(2) Paper, and that such securities are not subject to restriction (9) above. Under guidelines established by the board of directors, ^ the adviser will consider the following factors, among others, in making this determination: (1) the unregistered nature of Section 4(2) Paper, (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).


     In applying restriction (15), above, the Cash Reserves Fund uses an industry classification system based on the O'Neil Database published by William O'Neil & Co., Inc. In addition, the Cash Reserves Fund considers captive finance companies to be within separate industry categories based on the operating industries to which they are related.

Tax-Free Money Fund


     ^ The following restrictions^ are fundamental and may not be changed with respect to the Tax-Free Money Fund ^ without prior approval of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act. Under these restrictions, the Tax-Free Money Fund will not:


     (1) invest in equity securities or securities convertible into equity securities;


     (2) sell short or buy on margin, or write or purchase put or call options, provided, however, that the Fund may enter into ^ demand features as described under "Investment Policies and Restrictions";


     (3) mortgage, pledge or hypothecate its portfolio securities or borrow money, except from banks for temporary or emergency purposes (but not for investment) and then in an amount not to exceed 10% of the value of the Fund's total net assets; the Fund will not purchase additional securities while any such borrowings exist;

     (4) lend money or securities to any person (except through the purchase of debt securities or entering into repurchase agreements in accordance with the Fund's investment policies);

     (5) engage in the underwriting of any securities of other issuers except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer thereof and the subsequent disposition of such investments may be deemed to be an underwriting;

     (6) issue senior securities as defined in the Investment Company Act (except insofar as the Fund may be deemed to have issued a senior security by reason of entering into a repurchase agreement or borrowing money in accordance with the restrictions described above or purchasing any securities on a when-issued basis);

     (7) invest in the securities of any other investment company except for a purchase or acquisition in accordance with a plan of reorganization, merger or consolidation;

     (8) purchase securities (except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if the purchase would cause the Fund, at the time, to have more than 5% of the value of its total assets invested in securities of any one issuer or to own more than 10% of the outstanding debt obligations of any one issuer. For the purposes of this limitation and that set forth in item (11) below, the Fund will regard each state and each political subdivision, agency or instrumentality of such state and such multi-state agency of which such state is a member as a separate issuer; in addition, all indebtedness of an issuer shall be deemed a single class of security, provided, however, that if the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and would be treated as an issue of such government or other entity;

     (9) buy or sell commodities or commodity contracts, oil, gas, or other mineral interests or exploration programs or real estate or interests therein. However, the Fund may purchase municipal obligations or other permitted securities secured by real estate or which may represent indirect interests therein;

     (10) invest in any issuer for the purpose of exercising control or management;

     (11) purchase or retain securities of any issuer in which any officer or director of the Fund or of its investment adviser beneficially owns more than 1/2 of 1% of the outstanding securities, and in which all of the officers or directors of the Fund and its investment adviser, as a group, beneficially own more than 5% of such securities;

     (12) purchase the securities of any issuer having a record, together with predecessors, of less than three years continuous operation;

     (13) invest more than 25% of its total assets in any particular industry or industries, except municipal securities, or obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; industrial development bonds are grouped into an "industry" if the payment of principal and interest is the ultimate responsibility of companies within the same industry; and

     (14) purchase securities of any issuer if as a result more than 10% of the value of the Fund's total assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities") and in securities for which there are no readily available market quotations; or enter into repurchase agreements maturing in more than seven days, if as a result such repurchase agreements together with restricted securities and securities for which there are no readily available market quotations would constitute more than 10% of the Fund's assets.


     ^ To the extent permitted by Rule 2a-7 under the 1940 Act, the Tax-Free Money Fund interprets restriction (8)^ above^ as permitting the Fund to ^ have more than 10% of its total assets invested in securities guaranteed by a single entity ^.

     In applying restriction (13) above, the Tax-Free Money Fund uses ^ a modified S&P industry code classification schema which uses various sources to classify securities.


     In applying restriction (14) above, the Tax-Free Money Fund also includes illiquid securities (those which cannot be sold in the ordinary course of business within seven days at approximately the valuation given to them by the
Fund) among the securities subject to the 10% of total assets limit.

THE FUNDS AND THEIR MANAGEMENT

     The Company. The Company was incorporated on April 2, 1993, under the laws of Maryland. On July 1, 1993, the Company, through the Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund, respectively, assumed all of the assets and liabilities of Financial Daily Income Shares, Inc. (incorporated in Colorado on October 14, 1975), Financial Tax-Free Money Fund, Inc. (incorporated in Colorado on March 4, 1983) and the Financial U.S. Government Money Fund, a series of Financial Series Trust (organized as a Massachusetts business trust on July 15, 1987) (collectively the "Predecessor Funds"). All financial and other information about the Funds for periods prior to July 1, 1993, relates to such Predecessor Funds.


     The Investment Adviser. INVESCO Funds Group, Inc., a Delaware Corporation ^("INVESCO") is employed as the Company's investment adviser. ^ INVESCO was established in 1932 and also serves as an investment adviser to ^ INVESCO
Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Equity Funds, Inc. (formerly INVESCO Capital Appreciation Funds, Inc.), INVESCO Flexible Funds, Inc. (formerly, INVESCO Multiple Asset Funds, Inc.), INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc.^, INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., INVESCO Value Trust and INVESCO Variable Investment Funds, Inc.

     The Investment Sub-Adviser. Prior to February 3, 1998, Institutional Trust Company d.b.a. INVESCO Trust Company ("ITC") provided sub-advisory services to the Funds. Effective February 3, 1998, ITC no longer provided sub-advisory services to the Funds and INVESCO provides such day-to-day portfolio management services as the investment adviser to the Funds. This change in no way changed the basis upon which investment advice is provided to the Funds, the cost of those services to the Funds or the persons actually performing the investment advisory and other services previously provided by ITC.

     The Distributor. Effective September 30, 1997, INVESCO Distributors, Inc. ("IDI") became the Funds' distributor. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail mutual funds advised by INVESCO. Prior to September 30, 1997, INVESCO served as the Funds' distributor.

     INVESCO and IDI are ^ indirect wholly owned ^ subsidiaries of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997, and to AMVESCAP PLC on May 8, 1997, as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group, Inc. that created one of the largest independent management businesses in the world with approximately ^ $261 billion in assets under management^ as of June 30, 1998. INVESCO was established in 1932 and as of May 31, ^ 1998, managed 14 mutual funds, consisting of ^ 48 separate portfolios, on behalf of over ^ 870,919 shareholders. AMVESCAP PLC's North American subsidiaries include the following:

     --INVESCO Retirement and Benefit Services, Inc. ("IRBS"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

     --INVESCO Retirement Plan Services ("IRPS"), Atlanta, Georgia, a division of IRBS, provides recordkeeping and investment selection services to defined contribution plan sponsors of plans with between $2 and $200 million in assets. Additionally, IRPS provides investment consulting services to institutions seeking to provide INVESCO products and services in their retirement plan products and services.

     --ITC of Denver, Colorado, provides retirement account custodian and/or trust services for individual retirement accounts (IRAs) and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides, through INVESCO, complete transfer agency functions: correspondence, subaccounting, telephone communications and processing of distributions.

     --INVESCO   Capital   Management,   Inc.   of  Atlanta,   Georgia   manages
institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. INVESCO Capital Management, Inc. is the sole shareholder of INVESCO Services, Inc., a registered broker/dealer whose primary business is the distribution of shares of ^ one registered investment ^ company.


     --INVESCO Management & Research, Inc. of Boston, Massachusetts primarily manages pension and endowment accounts.

     --PRIMCO Capital Management, Inc. of Louisville, Kentucky specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

     --INVESCO Realty Advisors, Inc. of Dallas, Texas is responsible for providing advisory services in the U.S. real estate markets for pension plans and public pension funds, as well as endowment and foundation accounts.


     --INVESCO (NY), Inc., New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY also offers the opportunity for its clients to invest both directly and indirectly through partnerships in primarily private investments or privately negotiated transactions. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts. INVESCO NY specializes in the fundamental research investment approach, with the help of quantitative tools, and currently has approximately $26 billion in assets under management.


     --A I M Advisors, Inc. Of Houston, Texas provides investment advisory and administrative services for retail and institutional mutual funds.


     --A I M Capital Management, Inc. Of Houston, Texas provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of ^ insurance companies that issue variable annuity and/or variable life products.


     --A I M Distributors, Inc. and Fund Management Company of Houston, Texas are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

     The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.


^

     As indicated in the Funds' Prospectus, ^ INVESCO ^ permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a compliance policy governing personal investing by directors, officers and employees of ^ INVESCO ^ and ^ its North American affiliates. The policy requires officers, inside directors, investment and other personnel of ^ INVESCO ^ and ^ its North American affiliates to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds.

     In addition to the pre-clearance requirement described above, the policy subjects officers, inside directors, investment and other personnel of ^ INVESCO ^ and ^ its North American affiliates to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The provisions of this policy are administered by and subject to exceptions authorized by INVESCO ^.

     Investment Advisory Agreement. ^ INVESCO serves as investment adviser to each of the Funds pursuant to an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company which was approved by the board of directors on November 6, 1996, by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company or ^ INVESCO at a meeting called for such purpose. Shareholders of each of the Funds approved the Agreement on January 31, 1997, for an initial term expiring February 28, 1999. ^ On May 13, 1998, this period was extended by the Company's board of directors to May 15, 1999. Thereafter, this Agreement may be continued from year to year with respect to each Fund as long as each such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of ^ the applicable Fund. Any such continuance also must be approved by a majority of the Company's directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by either party, or by a Fund with respect to that Fund, upon sixty (60) days' written notice and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

     The  Agreement   provides  that  ^  INVESCO  shall  manage  the  investment portfolios of the Funds in  conformity  with each Fund's  investment  policies^.

Further, INVESCO shall perform all administrative, internal accounting (including computation of net asset value), clerical, statistical, secretarial and all other services necessary or incidental to the administration of the affairs of the Funds excluding, however, those services that are the subject of separate agreement between the Company and ^ INVESCO or any affiliate thereof, including the distribution and sale of ^ each Fund's shares and provision of transfer agency, dividend disbursing agency, and registrar services, and services furnished under an Administrative Services Agreement with ^ INVESCO discussed below. Services provided under the Agreement include, but are not limited to: supplying the Company with officers, clerical staff and other employees, if any, who are necessary in connection with the Funds' operations; furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts; conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by ^ INVESCO's in-house legal and accounting staff (including the prospectuses, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds), except insofar as the assistance of independent accountants or attorneys is necessary or desirable; supplying basic telephone service and other utilities; and preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act. Expenses not assumed by ^ INVESCO are borne by the Funds.

     As full compensation for its advisory services provided to the Company, ^ INVESCO receives a monthly fee. The fee is based upon a percentage of each Fund's average net assets, determined daily as follows: 0.50% on the first $300 million of each Fund's average net assets; 0.40% on the next $200 million of each Fund's average net assets; and 0.30% on each Fund's average net assets in excess of $500 million.

^

     Administrative Services Agreement. ^ INVESCO, either directly or through affiliated companies, also provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated February 28, 1997 (the "Administrative Agreement"). The Administrative Agreement was approved by the board of directors on November 6, 1996, by a vote cast in person by ^ a majority of the directors of the Company, including ^ a majority of the directors who are not "interested persons" of the Company or ^ INVESCO at a meeting called for such purpose. The Administrative Agreement is for an initial term expiring February 28, 1998 and has been extended by action of the board of directors until May 15, ^ 1999. The Administrative Agreement may be continued from year to year as long as each such continuance is specifically approved by the board of directors of the Company, including a majority of the directors who are not parties to the Administrative

Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Administrative Agreement may be terminated at any time without penalty by ^ INVESCO on sixty (60) days' written notice, or by the Company upon thirty (30) days' written notice, and terminates automatically in the event of an assignment unless the Company's board of directors approves such assignment.

     The Administrative Agreement provides that ^ INVESCO shall provide the following services to the Funds: (A) such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and (B) such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of ^ INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

     As full compensation for services provided under the Administrative Agreement, each Fund pays a monthly fee to ^ INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% per year of the average net assets of the applicable Fund.

     Transfer Agency Agreement. ^ INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Company pursuant to a Transfer Agency Agreement dated February 28, 1997 which was approved by the board of directors of the Company, including a majority of the Company's directors who are not parties to the Transfer Agency Agreement or "interested persons" of any such party, on November 6, 1996, for an initial term expiring February 28, 1998 and has been extended by action of the board of directors until May 15, ^ 1999. Thereafter, the Transfer Agency Agreement may be continued from year to year with respect to a Fund as long as such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority of the outstanding shares of each of the Funds. Any such continuance also must be approved by a majority of the Company's directors who are not parties to the Transfer Agency Agreement or interested persons (as defined by the 1940 Act) of any such party, by votes cast in person at a meeting called for the purpose of voting on such continuance. The Transfer Agency Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of assignment.

     The Transfer Agency Agreement provides that the Company shall pay to ^ INVESCO a fee of $27.00 per shareholder account or, where applicable, per participant in an omnibus account ^. This fee is paid monthly at 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in existence at any time during each month.

     Set forth below are the advisory fees, administrative fees and transfer agency fees paid by each of the Funds for the periods indicated:

                       INVESCO U.S. Government Money Fund


                                            Fiscal Year Ended      Fiscal Year Ended       Fiscal Year Ended
                                            May 31, 1998           May 31, 1997            May 31, 1996    ^
                                            -----------------      -----------------       -----------------

Advisory Fee(1)                                      $369,593               $426,139              $377,802 ^



Administrative
Services Fee                                           21,088                 22,784                21,334 ^

Transfer Agency Fee                                   303,712                339,383               280,826 ^

----------------
(1)   These amounts do not reflect the voluntary expense limitations  applicable to the Funds described in the Funds' Prospectus.


                                         INVESCO Cash Reserves Fund


                                            Fiscal Year Ended      Fiscal Year Ended       Fiscal Year Ended
                                            May 31, 1998           May 31, 1997            May 31, 1996    ^
                                            -----------------      -----------------       -----------------
Advisory Fee(1)                                    $2,789,986             $2,978,520            $2,739,278 ^



Administrative
Services Fee                                          109,499                118,983               106,900 ^

Transfer Agency Fee                                 2,779,935              2,995,219             2,445,244 ^

-----------------

(1) These amounts do not reflect the voluntary expense limitations applicable to the Funds described in the Funds' Prospectus.


                       INVESCO Tax-Free Money Fund


                                            Fiscal Year Ended      Fiscal Year Ended       Fiscal Year Ended
                                            May 31, 1998           May 31, 1997            May 31, 1996    ^
                                            -----------------      -----------------       -----------------

Advisory Fee(1)                                      $238,537               $282,216              $286,046 ^



Administrative
Services Fee                                           17,156                 18,463                18,582 ^

Transfer Agency Fee                                   151,577                174,207               177,342 ^

--------------

(1) These amounts do not reflect the voluntary expense limitations applicable to the Funds described in the Funds' Prospectus.

     Officers and Directors of the Company. The overall direction and supervision of the Company is the responsibility of the board of directors, which has the primary duty of seeing that the general investment policies and programs of each of the Funds are carried out and that the ^ Funds are properly administered. The officers of the Company, all of whom are officers and employees of, and are paid by, ^ INVESCO, are responsible for the day-to-day administration of the Company and each of the Funds. The investment adviser for the Company has the primary responsibility for making investment decisions on behalf the ^ Funds. These investment decisions are reviewed by the investment committee of INVESCO.

     All of the officers and directors of the Company hold comparable positions with INVESCO ^ Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Equity Funds, Inc. (formerly, INVESCO Capital Appreciation Funds, Inc.), INVESCO Flexible Funds, Inc. (formerly, INVESCO Multiple Asset Funds, Inc.), INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc.^, INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., and INVESCO Variable Investment Funds, Inc. All of the directors of the Company also serve as trustees of INVESCO Value Trust^ and INVESCO Treasurer's Series Trust. All of the officers of the Company also hold comparable positions with INVESCO Treasurer's Series Trust and INVESCO Value Trust. Set forth below is information with respect to each of the Company's officers and directors. Unless otherwise indicated, the address of the directors and officers is Post Office Box 173706, Denver, Colorado 80217-3706. Their affiliations represent their principal occupations during the past five years.

     CHARLES W. BRADY,*+ Chairman of the Board. Chief Executive Officer and Director of AMVESCAP PLC, London, England, and of various subsidiaries thereof. Chairman of the Board of INVESCO ^ Global Health Sciences Fund. Address: 1315 Peachtree Street, NE, Atlanta, Georgia. Born: May 11, 1935.



     FRED A. DEERING,+# Vice Chairman of the Board. ^ Trustee of INVESCO Global Health Sciences Fund. Formerly, Chairman of the Executive Committee and Chairman of the Board of Security Life of Denver Insurance Company, Denver, Colorado; Director of ING America Life Insurance Company^. Address: Security Life Center, 1290 Broadway, Denver, Colorado. Born: January 12, 1928.

     ^ VICTOR L. ANDREWS,**@ Director. Professor Emeritus, Chairman Emeritus and Chairman of the CFO Roundtable of the Department of Finance at Georgia State University, Atlanta, Georgia; President, Andrews Financial Associates, Inc. (consulting firm); since October 1984, Director of the Center for the Study of Regulated Industry at Georgia State University; formerly, member of the faculties of the Harvard Business School and the Sloan School of Management of MIT. Dr. Andrews is also a director of the Southeastern Thrift and Bank Fund, Inc. and The Sheffield Funds, Inc. Address: ^ 34 Seawatch Drive, ^ Savannah, Georgia. Born: June 23, 1930.

     BOB R. BAKER,+** Director. President and Chief Executive Officer of AMC Cancer Research Center, Denver, Colorado, since January 1989; until mid-December 1988, Vice Chairman of the Board of First Columbia Financial Corporation (a financial institution), Englewood, Colorado. Formerly, Chairman of the Board and Chief Executive Officer of First Columbia Financial Corporation. Address: 1775 Sherman Street, #1000, Denver, Colorado. Born: August 7, 1936.


     LAWRENCE H. BUDNER,#@@ Director. Trust Consultant; prior to June 30, 1987, Senior Vice President and Senior Trust Officer of InterFirst Bank, Dallas, Texas. Address: 7608 Glen Albens Circle, Dallas, Texas. Born: July 25, 1930.




     ^ WENDY L. GRAMM, Ph.D.,**@ Director. Self-employed (since 1993); Professor of Economics and Public Administration, University of Texas at Arlington. Formerly, Chairman, Commodity Futures Trading Commission from 1988 to 1993, administrator for Information and Regulatory Affairs at the Office of Management and Budget from 1985 to 1988, Executive Director of the Presidential Task Force on Regulatory Relief and Director of the Federal Trade Commission's Bureau of Economics. Dr. Gramm is also a director of the Chicago Mercantile Exchange, Enron Corporation, IBP, Inc., State Farm Insurance Company, State Farm Life Insurance Company, Independent Women's Forum, International Republic Institute, and the Republican Women's Federal Forum. Dr. Gramm is also a member of the Board of Visitors, College of Business Administration, University of Iowa, and a member of the Board of Visitors, Center for Study of Public Choice, George Mason University. Address: 4201 Yuma Street, N.W., Washington, D.C. Born: January 10, 1945.

     ^ KENNETH T. KING,#@@ Director. Formerly, Chairman of the Board of The Capitol Life Insurance Company, Providence Washington Insurance Company, and Director of numerous subsidiaries thereof in the U.S. Formerly, Chairman of the Board of The Providence Capitol Companies in the United Kingdom and Guernsey. Chairman of the Board of the Symbion Corporation (a high technology company) until 1987. Address: 4080 North Circulo Manzanillo, Tucson, Arizona. Born:
November 16, 1925.




     JOHN W. MCINTYRE,^+#@@ Director. Retired. Formerly, Vice Chairman of the Board of Directors of ^ The Citizens and Southern Corporation and Chairman of the Board and Chief Executive Officer of the Citizens and Southern Georgia Corporation and Citizens and Southern National Bank. ^ Trustee of INVESCO Global Health Sciences Fund and Gables Residential Trust. Address: 7 Piedmont Center, Suite 100, Atlanta, Georgia ^. Born: September 14, 1930.

     LARRY SOLL,**@ Ph.D., Director. Retired. Formerly, Chairman of the Board (1987 to 1994), Chief Executive Officer (1982 to 1989 and 1993 to 1994) and President (1982 to 1989) of Synergen Corp. Director of Synergen since incorporation in 1982. Director of ^ ISI Pharmaceuticals, Inc., Trustee of
INVESCO Global Health Sciences Fund. Address: 345 Poorman Road, Boulder, Colorado. Born: April 26, 1942.

     MARK H. WILLIAMSON,+* President, CEO and Director. President, CEO and Director of IDI; President, CEO and Director of INVESCO and President of INVESCO Global Health Sciences Fund. Formerly, Chairman and CEO of NationsBanc Advisors, Inc. (1995 to 1997) and Chairman of NationsBanc Investments, Inc. (1997 to
1998). Born: May 24, 1951.

     GLEN A. PAYNE, Secretary. Senior Vice President (since 1995), General Counsel ^(since 1989) and Secretary (since 1989) of INVESCO and Senior Vice President, General Counsel and Secretary of IDI (since 1997); Vice President (May 1989 to April 1995)^ of INVESCO; Senior Vice President (since 1995), General Counsel (since 1989) and Secretary (since 1989) of ITC. Formerly, employee of a U.S. regulatory agency, Washington, D.C.^ (June 1973 through May
1989).  Born: September 25, 1947.



     RONALD L. GROOMS, Treasurer. Senior Vice President and Treasurer of INVESCO ^(since 1988). Senior Vice President and Treasurer of IDI (since 1997). Senior Vice President and Treasurer of ITC (1988 to 1998). Born: October 1, 1946.

     WILLIAM J. GALVIN, JR., Assistant Secretary. Senior Vice President of INVESCO ^(since 1995) and of IDI (since 1997). Formerly, Trust Officer of ITC (1995 to 1998) and Vice President of INVESCO ^(1992 to 1995). Formerly,Vice President of 440 Financial Group from June 1990 to August 1992; Assistant Vice President of Putnam Companies from November 1986 to June 1990. Born: August 21, 1956.

     ALAN I. WATSON,  Assistant  Secretary.  Vice  President of INVESCO  ^(since
1984). Formerly, Trust Officer of ^ ITC. Born: September 14, 1941.




     JUDY P. WIESE,  Assistant  Treasurer.  Vice  President  of INVESCO  ^(since
1984). Formerly, Trust Officer of ^ ITC. Born: February 3, 1948.



     *These directors are "interested persons" of the Company as defined in the 1940 Act.


     #Member of the audit committee of the Company.


     @Member of the derivatives committee of the Company's board of directors.

     @@Member of the soft dollar committee of the Company's board of directors.


     +Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.


^

     **Member of the management liaison committee of the Company.

     As of ^ September 10, 1998, officers and directors of the Company, as a group, beneficially owned less than ^ 3% of the Company's outstanding shares, and less than 1%, 1% and ^ 3%, respectively, of the outstanding shares of the INVESCO U.S. Government Money Fund, Cash Reserves Fund and the Tax-Free Money Fund.


Director Compensation


     The following table sets forth, for the fiscal year ended May 31, ^ 1998: the compensation paid by the ^ Company to its ^ independent directors for services rendered in their capacities as directors of the ^ Company, the benefits accrued as ^ Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the ^ Company. In addition, the table sets forth the total compensation paid by all of the mutual funds distributed by IDI and advised by INVESCO ^(including the ^ Company), INVESCO Treasurer's Series Trust and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, ^ 1997. As of December 31, ^ 1997, there were 49 funds in the INVESCO Complex. ^

                                                                      Total
                                                                  Compensa-
                                     Benefits      Estimated      tion From
                     Aggregate     Accrued As         Annual        INVESCO
                     Compensa-        Part of       Benefits        Complex
                     tion From        Company           Upon        Paid To
                    Company(1)    Expenses(2)  Retirement(3)   Directors(1)


Fred A.Deering,       ^ $4,847         $1,694         $1,087       $113,350
Vice Chairman of
  the Board


Victor L. Andrews      ^ 4,737          1,601          1,258         92,700

Bob R. Baker           ^ 4,888          1,430          1,686         96,050

Lawrence H. Budner     ^ 4,632          1,601          1,258         91,000

Daniel D. Chabris(4)     4,763          1,730            939         89,350

Wendy L. Gramm           4,436              0              0         39,000

Kenneth T. King          4,532          1,759            986         94,350

John W. McIntyre         4,527              0              0        104,000

Larry Soll               4,527              0              0         78,000
                        ------         ------        -------        -------

Total                  $41,889         $9,815         $7,214       $797,800

% of Net Assets     0.0049%(5)     0.0012%(5)                    0.0046%(6)

     (1)The vice chairman of the board, the chairmen of the audit, management liaison, derivatives, soft dollar brokerage and compensation committees, and the members of the executive and valuation committees each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors.


     (2)Represents benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.


     (3)These figures represent the Company's share of the estimated annual benefits payable by the INVESCO Complex (excluding INVESCO Global Health Sciences Fund which does not participate in ^ this retirement plan) upon the directors' retirement, calculated using the current method of allocating director compensation among the funds in the INVESCO Complex. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of ^ Drs. Gramm and Soll and Mr. McIntyre, each of these directors has served as a director/trustee of one or more of the funds in the INVESCO Complex for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.

     ^ (4)Mr. Chabris retired as a diretor effective September 30, 1998.

     (5)Totals as a percentage of the Company's net assets as of May 31, ^ 1998.

     (6)Total as a percentage of the net assets of the INVESCO Complex as of December 31, ^ 1997.

     Messrs. Brady and ^ Williamson, as "interested persons" of the Company, the Funds and other funds in the INVESCO Complex, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or other funds in the INVESCO Complex for their services as directors.

     The boards of directors/trustees of the mutual funds managed by ^ INVESCO and INVESCO Treasurer's Series Trust have adopted a Defined Benefit Deferred Compensation Plan for the non-interested directors and trustees of the funds. Under this plan, each director or trustee who is not an interested person of the funds (as defined in the 1940 Act) and who has served for at least five years (a "qualified director") is entitled to receive, upon termination of service as a director (normally upon retiring from the boards at the retirement age of 72^, or the retirement age of 73 to 74, if the retirement date is extended by the boards for one or two years, but less than three years) continuation of payment for one year (the "first year retirement benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the qualified director at the time of his retirement (the "basic retainer"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a qualified director shall receive quarterly payments at an annual rate equal to ^ 50% of the basic retainer and annualized board meeting fees. These payments will continue for the remainder of the qualified director's life or ten years, whichever is longer (the "reduced retainer payments"). If a qualified director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the first year retirement benefit and the reduced retainer payments will be made to him or her or to his or her beneficiary or estate. If a qualified director becomes disabled or dies either prior to age 72 or during ^ his or her 74th year while still a director of the funds, the director will not be entitled to receive the first year retirement benefit; however, the reduced retainer payments will be made to his or her beneficiary or estate. The plan is administered by a committee of three directors who are also participants in the plan and one director who is not a plan participant. The cost of the plan will be allocated among the ^ INVESCO and Treasurer's Series Trust funds in a manner determined to be fair and equitable by the committee. The Company ^ will begin making payments to Mr. Chabris as of October 1, 1998. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

     The independent directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of selected INVESCO Funds. The deferred amounts are being invested in the shares of all of the INVESCO and Treasurer's Series Trust Funds. Each independent director is, therefore, an indirect owner of shares of each INVESCO and Treasurer's Series Trust Fund.


     The Company has an audit committee which is comprised of four of the directors who are not interested persons of the Company. The committee meets periodically with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

     The Company also has a management liaison committee which meets quarterly with various management personnel of INVESCO in order (a) to facilitate better understanding of management and operations of the Company, and (b) to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.


     The Company also has a soft dollar brokerage committee. The committee meets periodically to review soft dollar brokerage transactions by the Funds, and to review policies and procedures of the Funds' adviser with respect to soft dollar brokerage transactions. It reports on these matters to the Company's board of directors.

     The Company also has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivatives usage by the Funds and the procedures utilized by the Funds' adviser to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.


HOW SHARES CAN BE PURCHASED


     ^ The shares of each Fund are sold on a continuous basis at the net asset value per share of the Fund next calculated after receipt of a purchase order in good form. The net asset value per share for each Fund is computed separately for each Fund and is determined once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange, but also may be computed at other times. See "How Shares Are Valued."

     ^ The Company has authorized one or more brokers to accept purchase orders on the Funds' behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Funds' behalf. The Funds will be deemed to have received a purchase order when an authorized broker, or, if applicable, a broker's authorized designee, accepts the order. A purchase order will be priced at a Fund's Net Asset Value next calculated after the order has been accepted by an authorized broker or the broker's designee.

     IDI acts as the Funds' Distributor under a distribution agreement with the Company ^ and bears all expenses, including the costs of printing and ^ distribution of the prospectus, incident to direct sales and distribution of each of the Fund's shares on a no-load basis.


HOW SHARES ARE VALUED


     As described in the section of the Funds' Prospectus entitled ^"Fund Price And Information," the net asset value of shares of each Fund is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange ^(generally 4:00 p.m., New York time) and applies to purchase and redemption orders received prior to that time. ^ Net asset value per share is not calculated on days the New York Stock Exchange is closed such as federal holidays, including New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. ^ The net asset value per share of a Fund is calculated by dividing the value of all securities held by that Fund plus its other assets, less the Fund's liabilities (including accrued expenses), by the number of outstanding shares of the Fund.


     The value of securities held by the Funds are determined pursuant to the amortized cost method of valuation. Amortized cost involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates upon the market value of the security. This valuation method may result in periods during which the value of a security as determined by amortized cost may be higher or lower than the price a Fund would receive if it sold that security. During such periods, a Fund's yield may differ somewhat from the yield that would have been obtained if securities were valued on the basis of their market prices. For example, if use of amortized cost resulted in a lower (or higher) aggregate portfolio value on a particular day than would result from the use of a valuation method using market prices, a prospective investor in the Fund would be able to obtain a somewhat higher (or lower) yield than would otherwise be the case, and existing shareholders would receive less (or more) investment income. Amortized cost valuation is utilized by each Fund to attempt to maintain a constant net asset value per share of $1.00.

     Each Fund uses amortized cost valuation pursuant to a rule issued by the Securities and Exchange Commission under the 1940 Act. That rule requires each Fund to adhere to various procedures under which the board of directors: (a) is obligated, as a particular responsibility within the overall duty of care owed to shareholders, to establish procedures reasonably designed, taking into account current market conditions and each Fund's investment objective, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) must review periodically, as it deems appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the net asset value per share using amortized cost valuation and net asset value per share based upon the market prices of portfolio securities; (c) is required to consider what steps, if any, should be taken in the event of a difference of more than 1/2 of 1% between the two valuation methods; and (d) must take such steps as it considers appropriate (such as shortening the Fund's average portfolio maturity, realizing gains or losses, or reducing the Fund's daily dividends) to minimize any material dilution or other unfair results which might otherwise arise. If necessary to avoid such dilution or other unfair results, the board of directors may determine to value a Fund's securities at market prices instead of using amortized cost, in which case that Fund's net asset value per share may deviate from $1.00.

     With respect to the Tax-Free Money Fund, for purposes of monitoring the relationship between the net asset value per share using amortized cost and net asset value per share based upon the market value of its portfolio securities, the Fund may determine the market values of municipal securities (including commitments to purchase such securities on a when-issued basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in municipal obligations, quotations from dealers in municipal obligations, market transactions in comparable securities and various relationships between securities in determining values. The Company's directors have approved the use of these pricing procedures and will evaluate their appropriateness periodically. Under these procedures, where reliable market quotations are readily available for an issue of municipal securities held by the Fund, such securities are valued at the bid price on the basis of such quotations. Securities which are not tax-exempt and for which market quotations are readily available are valued on a consistent basis at market value based upon such quotations; any securities for which market quotations are not readily available and other assets would be valued on a consistent basis at fair value as determined in good faith using methods prescribed by the Company's board of directors.

FUND PERFORMANCE


     As discussed in the section of the Funds' Prospectus^ entitled "Fund Price And Performance," the Company advertises the yield, current yield and total return performance of the Funds. These yield quotations are based on each Fund's investment results during the latest seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7. The Funds also may quote an "effective yield," computed by compounding the unannualized base period return by adding one to that figure, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result. At May 31, ^ 1998, the ^ U.S. Government Money Fund's current and effective yields were ^ 4.65% and ^ 4.76%, respectively; the ^ Cash Reserves Fund's current and effective yields were ^ 4.61% and ^ 4.71%, respectively; and the ^ Tax-Free Money Fund's current and effective yields were ^ 3.15% and ^ 3.20%, respectively.


     Current yield and effective yield will fluctuate from day to day and are not necessarily representative of future results. A shareholder should remember that yield is a function of the kind and quality of the instruments in a Fund's portfolio, portfolio maturity and operating expenses. A number of factors should be taken into account before using yield information as a basis for comparison with alternative investments. An investment in a Fund is not insured and its yield is not guaranteed.

     With respect to the Tax-Free Money Fund, any tax equivalent yield quotation of the Fund shall be calculated as follows: If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation divided by one minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by one minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt.

     Average annual total return performance for each of the Funds for the indicated periods ended May 31, ^ 1998 was as follows:


                                   1                 5                10
Fund                            Year             Years             Years
----                            ----             -----             -----
^
U.S. Gov't Money Fund         ^ 4.74              4.28             3.99#
Cash Reserves Fund              4.82              4.37             5.25
Tax-Free Money Fund             3.03              2.74             3.46


# From inception (April 1991).

     Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1 + T)n (exponential) = ERV

where:      P = initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

     The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period and Fund indicated.

     In conjunction with performance reports, comparative data between any of the Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

     From time to time, evaluations of performance made by independent sources may also be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Funds. Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

      American Association of Individual Investors' Journal
      Banxquote
      Barron's
      Business Week
      CDA Investment Technologies
      CNBC
      CNN
      Consumer Digest
      Financial Times
      Financial World
      Forbes
      Fortune
      Ibbotson Associates, Inc.
      Institutional Investor
      Investment Company Data, Inc.
      Investor's Business Daily
      Kiplinger's Personal Finance
      Lipper Analytical Services, Inc.'s Mutual Fund Performance
        Analysis
      Money
      Morningstar
      Mutual Fund Forecaster
      No-Load Analyst
      No-Load Fund X
      Personal Investor
      Smart Money
      The New York Times
      The No-Load Fund Investor
      U.S. News and World Report
      United Mutual Fund Selector
      USA Today

      The Wall Street Journal
      Wiesenberger Investment Companies Service
      Working Woman
      Worth

SERVICES PROVIDED BY THE FUNDS

     Periodic Withdrawal Plan. As described in the section of the Funds' Prospectus entitled "How To Sell Shares," each Fund offers a Periodic Withdrawal Plan. All dividends and distributions on shares owned by shareholders participating in this Plan are reinvested in additional shares. Because withdrawal payments represent the proceeds from sales of shares, the amount of shareholders' investments in a Fund will be reduced to the extent that withdrawal payments exceed dividends and other distributions paid and reinvested. Any gain or loss on such redemptions must be reported for tax purposes. In each case, shares will be redeemed at the close of business on or about the 20th day of each month preceding payment, and payments will be mailed within five business days thereafter.

     The Periodic Withdrawal Plan involves the use of principal and is not a guaranteed annuity. Payments under such Plan do not represent income or a return on investment.

     Participation in the Periodic Withdrawal Plan may be terminated at any time by directing a written request to INVESCO. Upon termination, all future dividends and capital gain distributions will be reinvested in additional shares unless a shareholder requests otherwise.


     Exchange ^ Policy. As discussed in the section of the Funds' Prospectus entitled "How to Buy Shares -- Exchange ^ Policy," each Fund offers shareholders the ^ ability to exchange shares of a Fund for shares of another Fund or for shares of certain other no-load mutual funds advised by ^ INVESCO. Exchange requests may be made either by telephone or by written request to INVESCO ^ using the telephone number or address on the cover of this Statement of Additional Information. Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that have established a new account must meet the fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the fund's applicable minimum subsequent investment requirements. Any gain or loss realized on such an exchange is recognized for federal income tax purposes. This ^ ability is not an option or right to purchase securities^ and is not available in any state or other jurisdiction where the shares of the mutual fund into which transfer is to be made are not qualified for sale, or when the net asset value of the shares presented for exchange is less than the minimum dollar purchase required by the appropriate prospectus.

TAX-DEFERRED RETIREMENT PLANS



     As described in the section of the Funds' Prospectus entitled "Fund Services," shares of the U.S. Government Money Fund and the Cash Reserves Fund may be purchased as the investment medium for various tax-deferred retirement plans. Persons who request information regarding these plans from ^ INVESCO will be provided with prototype documents and other supporting information regarding the type of plan requested. Each of these plans involves a long-term commitment of assets and is subject to possible regulatory penalties for excess contributions, premature distributions or for insufficient distributions after age 70-1/2. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, the investor is urged to consult with an attorney or tax adviser prior to the establishment of such a plan.


HOW TO REDEEM SHARES


     Normally, payments for shares redeemed will be mailed within seven (7) days following receipt of the required documents as described in the section of ^ the Funds' Prospectus entitled "How to Sell Shares." The right of redemption may be suspended and payment postponed when: (a) the New York Stock Exchange is closed for other than customary weekends and holidays; (b) trading on that exchange is restricted; (c) an emergency exists as a result of which disposal by a particular Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a particular Fund fairly to determine the value of its net assets; or (d) the SEC by order so permits.

     The Company has authorized one or more brokers to accept redemption orders on the Funds' behalf. Such brokers are authorized to designate other intermediaries to accept redemption orders on the Funds' behalf. The Funds will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. A redemption order will be priced at a Fund's Net Asset Value next calculated after the order has been accepted by an authorized broker or the broker's authorized designee.


     It is possible that in the future conditions may exist which would, in the opinion of the Company's investment adviser, make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the investment adviser may authorize payment to be made in portfolio securities or other property of the Fund. However, the Company is obligated under the 1940 Act to redeem for cash all shares of a Fund presented for redemption by any one shareholder having a value up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are selected entirely by the investment adviser based on what is in the best interests of the Fund and its shareholders, and are valued at the value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of the securities.

DIVIDENDS AND TAXES


     Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each of the Funds so qualified in the fiscal year ended May 31, ^ 1998 and intends to continue to qualify during its current fiscal year. As a result, it is anticipated that the Funds will pay no federal income taxes and will be accorded conduit or "pass through" treatment for federal income tax purposes.

     With respect to the U.S. Government Money Fund and the Cash Reserves Fund, all dividends are regarded as taxable to the investor, whether or not such dividends are reinvested in additional shares. Dividends paid by these Funds from net investment income are for federal income tax purposes taxable as ordinary income to shareholders. The Funds' investment objectives and policies, including their policy of maintaining a constant net asset value of $1.00, make it unlikely that any future capital gains will be realized.

     A portion of any dividend distributions from the U.S. Government Money Fund may be subject to applicable state and local taxes. Dividends from the Cash Reserves Fund generally will be subject to applicable state and local taxes.


     As discussed in the Prospectus, the Tax-Free Money Fund intends to qualify to pay "exempt-interest dividends" to its shareholders. The Fund will so qualify if at least 50% of its total assets are invested in municipal securities at the close of each quarter of that Fund's fiscal year. The exempt interest portion of the income dividend which is payable monthly may be based on the ratio of that Fund's tax-exempt income to taxable income for the entire fiscal year. In such a case, the ratio would be determined and reported to shareholders after the close of each fiscal year of the Fund. Thus, the tax-exempt portion of any particular dividend may be based upon the tax-exempt portion of all distributions for the year, rather than upon the tax-exempt portion of that particular dividend. Exemption of exempt-interest dividends for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Although these dividends generally will be subject to such state and local taxes, the laws of the several states and local taxing authorities vary with respect to the taxation of such exempt-interest dividends, other dividends and distributions of capital gains. In addition, interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible for federal income tax purposes. Shareholders of the Tax-Free Money Fund are advised to consult their own tax advisers with respect to these matters.

     As discussed in the Prospectus, certain corporations which are subject to the alternative minimum tax may have to include exempt-interest dividends in calculating their alternative taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income. In addition, to the extent that the Fund invests in certain "private activity bonds" issued after August 7, 1986, a portion of exempt-interest dividends attributable to such bonds would be an item of tax preference to shareholders.

     Shareholders should consult their own tax advisers regarding specific questions as to federal, state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended for income tax purposes does not entail government supervision of management or investment policies.

INVESTMENT PRACTICES


     Portfolio Turnover. As a general practice, each Fund intends to hold securities purchased until maturity. Where ^ INVESCO deems it advisable in light of prevailing market or business conditions, however, the Funds may dispose of securities prior to maturity and reinvest on the basis of yield disparities. There is no assurance that the judgment upon which such a technique is premised will be accurate or that such technique when employed will be effective. Due to the short maturities of securities purchased and the intention to invest and reinvest on the basis of yield disparities, each Fund is expected to have a high portfolio turnover. This should not affect income or net asset value, since brokerage commissions are not normally charged on the purchase and sale of securities of the kind in which the Funds may invest. Such transactions may, however, involve transaction costs in the form of spreads between bid and asked prices.

     Placement of Portfolio Brokerage. ^ INVESCO, as the Funds' investment adviser, places orders for the purchase and sale of securities with brokers and dealers based upon ^ INVESCO's evaluation of ^ the financial responsibility of the brokers and dealers, subject to their ability to effect transactions at the best available prices. ^ INVESCO evaluates the overall reasonableness of any brokerage commissions paid by reviewing the quality of executions obtained on each Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold and general economic and market conditions. In seeking to ensure that any commissions charged the Fund are consistent with prevailing and reasonable commissions, ^ INVESCO also endeavors to monitor brokerage industry practices with regard to the commissions charged by brokers and dealers on transactions effected for other comparable institutional investors. While ^ INVESCO seeks reasonably competitive rates, the Funds do not necessarily pay the lowest commission or spread available.

     Consistent with the standard of seeking to obtain the best execution on portfolio transactions, ^ INVESCO may select brokers that provide research services to effect such transactions. Research services consist of statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to ^ INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which the Funds effect securities transactions may be used by ^ INVESCO in servicing all of their respective accounts and not all such services may be used by ^ INVESCO in connection with the Funds.

     In recognition of the value of the above-described brokerage and research services provided by certain brokers, ^ INVESCO, consistent with the standard of seeking to obtain the best execution on portfolio transactions, may place orders with such brokers for the execution of transactions for the Funds on which the mark-ups are in excess of those which other brokers might have charged for effecting the same transactions.

     Portfolio transactions may be effected through qualified ^ brokers and dealers ^ that recommend the Funds to their clients, or ^ that act as agent in the purchase of any of ^ a Fund's shares for their clients. When a number of brokers and dealers can provide comparable best price and execution on a particular transaction, the Company's adviser may consider the sale of Fund shares by a broker or dealer in selecting among qualified ^ brokers and dealers.

     No brokerage commissions on purchases and sales of portfolio securities were incurred by the Funds for the fiscal years ended May 31, ^ 1998, 1997 and 1996.

     At May 31, ^ 1998, the Funds held securities of their regular brokers or dealers, or their parents, as follows:
^
                                                        Value ^ of
                                                        Securities
Broker or Dealer                                        ^ at 5/31/98
                                                        ------------


U.S. Government Money Fund                                     -0-

Cash Reserves Fund
------------------


^ Beneficial Corp.                                     $35,200,000
Cigna Corp.                                             35,000,000
General Electric                                        45,000,000
Heller Financial                                        29,000,000
Merrill Lynch Pierce Fenner Smith                       34,868,000
Morgan Stanley & Co., Inc.                              38,856,000
Prudential Funding                                      30,923,000


Tax-Free Money Fund                                            -0-


      ^ INVESCO ^ does not receive any brokerage commissions on portfolio transactions effected on behalf of any of the Funds, and there is no affiliation between ^ INVESCO ^ or any person affiliated with ^ INVESCO ^ or the Funds, and any broker or dealer that executes transactions for the Funds.


ADDITIONAL INFORMATION


     Common Stock. The Company has 10,000,000,000 authorized shares of common stock with a par value of $0.01 per share. Of the Company's authorized shares, 5,000,000,000 shares have been allocated to ^ the Cash Reserves Fund and 1,000,000,000 shares have been allocated to each of ^ the Tax-Free Money Fund and ^ the U.S. Government Money Fund. As of May 31, ^ 1998, 766,670,169 shares of the Cash Reserves Fund, ^ 54,801,124 shares of the Tax-Free Money Fund and ^ 73,918,283 shares of the U.S. Government Money Fund were outstanding. All shares issued and outstanding are, and all shares offered hereby, when issued, will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

     Shares of each ^ series represent the interests of the shareholders of such ^ series in a particular portfolio of investments of the Company. Each ^ series of the Company's shares is preferred over all other ^ series in respect of the assets specifically allocated to that ^ series, and all income, earnings, profits and proceeds from such assets, subject only to the rights of creditors, are allocated to shares of that ^ series. The assets of each ^ series are segregated on the books of account and are charged with the liabilities of that ^ series and with a share of the Company's general liabilities. The board of directors determines those assets and liabilities deemed to be general assets or liabilities of the Company, and these items are allocated among ^ series in a manner deemed by the board to be fair and equitable. Generally, such allocation will be based upon the relative total net assets of each ^ series. In the unlikely event that a liability allocable to one ^ series exceeds the assets belonging to the ^ series, all or a portion of such liability may have to be borne by the holders of shares of the Company's other ^ series.

     All Fund shares, regardless of ^ series, have equal voting rights. Voting with respect to certain matters, such as ratification of independent accountants or election of directors, will be by all ^ series of the Company. When not all ^ series are affected by a matter to be voted upon, such as approval of an investment advisory contract or changes in a Fund's investment policies, only shareholders of the ^ series affected by the matter may be entitled to vote. Company shares have noncumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. In such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. After they have been elected by shareholders, the directors will continue to serve until their successors are elected and have qualified or they are removed from office, in either case by a shareholder vote, or until death, resignation, or retirement. They may appoint their own successors, provided that always at least a majority of the directors have been elected by the Company's shareholders. It is the intention of the Company not to hold annual meetings of shareholders. The directors will call annual or special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act of 1940 or the Company's Articles of Incorporation, or at their discretion.

     Principal Shareholders. As of ^ August 31, 1998, there were no entities that held more than 5% of the Funds' outstanding securities^.

     Independent Accountants. ^ PricewaterhouseCoopers LLP, 950 Seventeenth Street, Denver, Colorado, has been selected as the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Company.


     Custodian. State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, has been designated as custodian of the cash and investment securities of the Company. The bank is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement.


     Transfer Agent. The Company is provided with transfer agent, registrar, and dividend disbursing agent services by ^ INVESCO, 7800 E. Union Avenue, Denver, Colorado 80237, pursuant to the Transfer Agency Agreement described herein. Such services include the issuance, cancellation and transfer of shares of each of the Funds and the maintenance of records regarding the ownership of such shares.


     Reports to Shareholders. The Company's fiscal year ends on May 31. The Fund distributes reports at least semiannually to its shareholders. Financial statements regarding the Company, audited by the independent accountants, are sent to shareholders annually.

     Legal Counsel. The firm of Kirkpatrick & Lockhart LLP, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell, Denver, Colorado, acts as special counsel to the Company.


     Financial Statements. The ^ audited financial statements of the Company and the notes thereto for the fiscal year ended May 31, ^ 1998 and the report of ^ PricewaterhouseCoopers LLP with respect to such financial statements are incorporated herein by reference from the Company's Annual Report to Shareholders for the fiscal year ended May 31, ^ 1998.


     Prospectus. The Company will furnish, without charge, a copy of the Prospectus for the Funds, upon request. Such requests should be made to the Company at the mailing address or telephone number set forth on the first page of this Statement of Additional Information.

     Registration Statement. This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Company has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

APPENDIX A

BOND AND COMMERCIAL PAPER RATINGS.


     ^ The Cash Reserves Fund and ^ the Tax-Free Money Fund are required to limit their investments to instruments which the board of directors determines present minimal credit risks and which are rated by at least two nationally recognized securities rating organizations ("NRSROs"), or one NRSRO if such instruments are only rated by one NRSRO, in one of the two highest rating categories (or in comparable unrated securities). The highest rating categories for S&P and Moody's are AAA and Aaa, respectively; the second highest rating categories provided by S&P and Moody's are AA and Aa, respectively.


     Bond Ratings. Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what is generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of the protective elements may be greater, or there may be other elements present which make the long-term risks appear somewhat larger than Aaa rated securities.

     Bonds rated AAA by S&P are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market-wise, they move with interest rates and hence provide the maximum safety on all counts. Bonds rated AA by S&P also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

     Moody's Ratings of Municipal Notes. MIG-1: the best quality. MIG-2: high quality, with ample margins of protection, although not as large as in the preceding group.

     Commercial Paper Ratings. S&P's quality ratings of the issuer are graded into six classifications, ranging from A-1 for the highest quality designation down to A-2, A-3, B, C and D for the lowest.

     The requirements a company must meet to qualify for an A rating are as follows: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

     Moody's rates commercial paper pursuant to the following graded rating classification system in order to suggest a more precise delineation of the relative risks involved in different issues: Prime-1; Prime-2; Prime-3; and Not rated. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                            PART C. OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

                    (a) Financial Statements:
                                                                      Page in
                                                                      Prospectus
                                                                      ----------

                    (1)  Financial statements and schedules
                         included in Prospectuses (Part A):


                         Financial  Highlights for INVESCO U.S.         9
                         Government Money Fund for the years
                         ended May 31, 1998, 1997, 1996, 1995 and
                         1994, the  five-month  period ended May
                         31, 1993, ^ the year ended December 31,
                         1992 and for the period from
                         commencement of operations (April 26,
                         1991) to December 31, 1991.

                         Financial Highlights for INVESCO Cash          11
                         Reserves Fund for the years ended May
                         31, 1998,  1997,  1996, 1995 and 1994, the
                         four-month period ended May 31, 1993 and for each of the ^ five years in the period ended January 31, 1993.

                         Financial  Highlights for INVESCO              13
                         Tax-Free Money Fund for the years ended
                         May 31, 1998, 1997, 1996, 1995 and 1994,
                         the one-month period ended May 31, 1993
                         and for each of the ^ five years in the
                         period ended April 30, 1993.

                   (2)   The following audited financial
                         statements of the U.S. Government Money
                         Fund, the Cash Reserves Fund, and the
                         Tax-Free Money Fund and the notes
                         thereto for the fiscal year ended May
                         31, ^ 1998 and the report of ^
                         PricewaterhouseCoopers LLP with respect
                         to such financial statements are
                         incorporated in the Statement of
                         Additional Information by reference from the Company's Annual Report to Shareholders for the fiscal year ended May 31, ^ 1998: Statement of Investment Securities for INVESCO Money Market Funds, Inc. as of May 31, ^ 1998; Statement of Assets and Liabilities for INVESCO Money Market Funds, Inc. as of May 31, ^ 1998; Statement of Operations for INVESCO Money Market Funds, Inc. for the year ended May 31, ^ 1998; Statement of Changes in Net Assets for INVESCO Money Market Funds, Inc. for ^ each of the two years in the period then ended; Financial Highlights for each of the ^ five years in the period then ended.


                   (3)   Financial statements and schedules
                         included in Part C:

                         None:  Schedules have been omitted as
                         all information has been presented in
                         the financial statements.

                         (b)  Exhibits:


                              (1)   Articles of Incorporation ^(Charter).(1)

                              (2)   ^ Bylaws.(1)


                              (3)   Not applicable.

                              (4)   Not required to be filed on EDGAR.


                              (5)   (a)   Investment Advisory Agreement
                                          between the Company and INVESCO
                                          Funds Group, Inc. dated February
                                          28, ^ 1997.(1)

                              ^(6)  (a)   General Distribution Agreement
                                          between Registrant and INVESCO
                                          Funds Group, Inc. ^ dated February
                                          28, 1997.(1)

                                    ^(b)  General Distribution Agreement
                                          between Registrant and INVESCO
                                          Distributors Inc. dated September
                                          30, 1997.

                              ^(7)  (a)   Amended Defined Benefit Deferred
                                          Compensation Plan for
                                          Non-Interested Directors and
                                          Trustees.(1)

                                    (b)   Form of Amended Defined Benefit
                                          Deferred Compensation Plan for
                                          Non-Interested Directors and
                                          Trustees.


                            (8) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, ^ 1993.1

                                    (a)   Additional Fund Letter Agreement
                                          dated January 20, 1994 to Custody ^
                                          Agreement.(1)

                                    (b)   Amendment dated October 25, 1995 to
                                          Custody ^ Agreement.(1)

                                    (c)   Data Access Addendum to Custody ^
                                          Agreement.(1)

                            (9)     (a)   Transfer Agency Agreement between
                                          Registrant and INVESCO Funds Group,
                                          Inc. dated February 28, ^ 1997.(1)


                                    (b)   Administrative Services Agreement
                                          between the Company and INVESCO
                                          Funds Group, Inc., dated February
                                          28, ^ 1997.1

                            (10)    Opinion and consent of counsel as to
                                    each of the three Funds as to the
                                    legality of the securities being
                                    registered, indicating whether they
                                    will, when sold, be legally issued,
                                    fully paid and non-assessable, dated
                                    June 4, ^ 1993.1


                            (11)    Consent of Independent Accountants.

                            (12)    Not applicable.

                            (13)    Not applicable.

                            (14)    Copies of model plans used in the
                                    establishment of retirement plans as
                                    follows:

                                    (a)   Non-standardized Profit Sharing
                                          Plan;

                                    (b)   Non-standardized Money Purchase
                                          Pension Plan;

                                    (c)   Standardized Profit Sharing Plan
                                          Adoption Agreement;

                                    (d)   Standardized Money Purchase Pension
                                          Plan;

                                    (e)   Non-standardized 401(k) Plan
                                          Adoption Agreement;

                                    (f)   Standardized 401(k) Paired Profit
                                          Sharing Plan;

                                    (g)   Standardized Simplified Profit
                                          Sharing Plan;

                                    ^(h)  Defined Contribution Master Plan &
                                          Trust Agreement; ^


                            (15)    Not applicable.


                            (16)    (a)   Schedule for computation of
                                          performance data - for U.S.
                                          Government Money ^ Fund.1


                                    (b)   Schedule for computation of
                                          performance data for Cash Reserves
                                          ^ Fund.1


                                    (c)   Schedule for computation of
                                          performance data for Tax-Free Money
                                          ^ Fund.1

                                    (d)   Schedule for computation of total
                                          return performance for U.S.
                                          Government Money ^ Fund.1

                                    (e)   Schedule for computation of total
                                          return performance for Cash
                                          Reserves ^ Fund.1


                                    (f)   Schedule for computation of total
                                          return performance for Tax-Free
                                          Money ^ Fund.1


                            (17)    (a)   Financial Data Schedule for U.S.
                                          Government Money Fund.

                                    (b)   Financial Data Schedule for Cash
                                          Reserves Fund.

                                    (c)   Financial Data Schedule for
                                          Tax-Free Money Fund.

                            (18)    Not applicable.

-------------------
(1)Previously filed on EDGAR with Post-Effective Amendment No. 33 to the Registration Statement on July 30, 1997 and incorporated herein by reference.


Item 25.    Persons Controlled by or Under Common Control with Registrant
            -------------------------------------------------------------

            No person is presently controlled by or under common control with Registrant.

Item 26.    Number of Holders of Securities


                                                          Number of Record
                                                          Holders as of
            Title of Class                                ^ August 31, 1998
            --------------                                -----------------



            INVESCO U.S. Government Money Fund
              Beneficial Interest                                ^______


            INVESCO Cash Reserves Fund
              Common Stock                                       ^______


            INVESCO Tax-Free Money Fund
              Common Stock                                       ^______


Item 27.    Indemnification

     Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Company or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

Item 28.    Business and Other Connections of Investment Adviser

     See "The Funds and Their Management" in the Funds' Prospectus and in the Statement of Additional Information for information regarding the business of the investment adviser.


     ^ Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO, and, during the past two fiscal years, have held positions with Institutional Trust Company d/b/a INVESCO Trust Company, an affiliate of INVESCO.


                                Position
                                  with           Principal Occupation and
             Name                Adviser            Company Affiliation
             ----                -------            -------------------
Dan J. Hesser                  Chairman         Chairman
                               and              INVESCO Funds Group, Inc.
                               Director         7800 East Union Avenue
                                                Denver, CO 80237

                                Position
                                  with           Principal Occupation and
             Name                Adviser            Company Affiliation
             ----                -------            -------------------



Mark H. Williamson             Officer &        President & Chief
                               Director         Executive Officer
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

William J. Galvin, Jr.         Officer          Senior Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Ronald L. Grooms               Officer          Senior Vice President &
                                                Treasurer
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Richard W. Healey              Officer          Senior Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Daniel B. Leonard              Officer          Senior Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Charles P. Mayer               Officer &        Senior Vice President
                               Director         INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Timothy J. Miller              Officer          Senior Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Donovan J. (Jerry) Paul        Officer          Senior Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Glen A. Payne                  Officer          Senior Vice President,
                                                Secretary & General
                                                Counsel
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

                               Position
                                 with           Principal Occupation and
             Name               Adviser            Company Affiliation
             ----               -------            -------------------
John R. Schroer, II            Officer          Senior Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Ingeborg S. Cosby              Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237
Elroy E. Frye, Jr.             Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Linda J. Gieger                Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Mark D. Greenberg              Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Gerard F. Hallaren, Jr.        Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Richard R. Hinderlie           Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Thomas M. Hurley               Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Patricia F. Johnston           Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

James F. Lummanick             Officer          Vice President &
                                                Assistant General Counsel
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

                               Position
                                 with           Principal Occupation and
             Name               Adviser            Company Affiliation
             ----               -------            -------------------


Thomas A. Mantone, Jr.         Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Trent E. May                   Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Frederick R. (Fritz)           Officer          Vice President
Meyer                                           INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Jeffrey G. Morris              Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Laura M. Parsons               Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Pamela J. Piro                 Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Gary L. Rulh                   Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

John S. Segner                 Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Terri B. Smith                 Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Alan I. Watson                 Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

                               Position
                                 with           Principal Occupation and
             Name               Adviser            Company Affiliation
             ----               -------            -------------------

Judy P. Wiese                  Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Ronald C. Lively               Officer          Senior Regional Vice
                                                President
                                                INVESCO Funds Group, Inc.
                                                17406 Brown Road
                                                Odessa, FL 33556

Scott E. Stapley               Officer          Senior Regional Vice
                                                President
                                                INVESCO Funds Group, Inc.
                                                1615 Arch Bay Drive
                                                Newport Beach, CA 92660

David B. McElroy               Officer          Regional Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Ryland K. Pruett, Jr.          Officer          Regional Vice President
                                                INVESCO Funds Group, Inc.
                                                2337 Mirow Place
                                                Charlotte, NC 28270

Thomas H. Scanlan              Officer          Regional Vice President
                                                INVESCO Funds Group, Inc.
                                                12028 Edgepark Court
                                                Potomac, MD 20854

Michael D. Legoski             Officer          Assistant Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Stephen A. Moran               Officer          Assistant Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Donald R. Paddack              Officer          Assistant Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

                               Position
                                 with           Principal Occupation and
             Name               Adviser            Company Affiliation
             ----               -------            -------------------

Kent T. Schmeckpeper           Officer          Assistant Vice President
                                                Account Relationship
                                                Manager
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Tane' T. Tyler                 Officer          Assistant Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237

Jeraldine E. Kraus             Officer          Assistant Secretary
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237


Item 29.    Principal Underwriters


            (a)   INVESCO ^ INVESCO Diversified Funds, Inc.
                  INVESCO Emerging Opportunity Funds, Inc.
                  INVESCO Equity Funds, Inc.
                  INVESCO Flexible Funds, Inc.
                  INVESCO Growth Fund, Inc.
                  INVESCO Income Funds, Inc.
                  INVESCO Industrial Income Fund, Inc.
                  INVESCO International Funds, Inc.
                  ^ INVESCO Specialty Funds, Inc.
                  INVESCO Strategic Portfolios, Inc.
                  INVESCO Tax-Free Income Funds, Inc.
                  INVESCO Value Trust
                  INVESCO Variable Investment Funds, Inc.

            (b)
                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             --------------


^ William J. Galvin, Jr.            Senior Vice               Assistant
7800 E. Union Avenue                President &               Secretary
Denver, CO  80237                   Assistant
                                    Secretary

Ronald L. Grooms                    Senior Vice               Treasurer,
7800 E. Union Avenue                President &               Chief Fin'l
Denver, CO  80237                   Treasurer                 Officer, and
                                                              Chief Acctg.
                                                              Off.

Richard W. Healey                   Senior Vice
7800 E. Union Avenue                President

Denver, CO 80237


^ Dan J. Hesser                     Chairman of
7800 E. Union Avenue                ^ the Board &
^ Denver, CO  80237                 Director


Charles P. Mayer                    Director
7800 E. Union Avenue
Denver, CO 80237


^


Glen A. Payne                       Senior Vice               Secretary
7800 E. Union Avenue                President,
Denver, CO  80237                   Secretary &
                                    General Counsel


^

Judy P. Wiese                       Vice President            Asst. Treas.
7800 E. Union Avenue                & Assistant
Denver, CO  80237                   Treasurer

Mark H. Williamson ^                President,                President,
7800 E. Union Avenue                Chief Executive           CEO & ^
^ Denver, CO 80237                  Officer &                 Director
                                    ^ Director

Item 30.    Location of Accounts and Records


            ^ Mark H. Williamson
            7800 E. Union Avenue
            Denver, CO  80237


Item 31.    Management Services

            Not applicable.

Item 32.    Undertakings

            The Registrant shall furnish each person to whom a prospectus is addressed with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the ^ 28th day of ^ September, 1998.


Attest:                                   INVESCO Money Market Funds, Inc.


/s/ Glen A. Payne                         /s/ ^ Mark H. Williamson
------------------------------------      --------------------------------------
Glen A. Payne, Secretary                  ^ Mark H. Williamson,
President

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to Registrant's Registration Statement has been signed by the following persons in the capacities indicated on this ^28th day of September, 1998.

^/s/ Mark H. Williamson                   /s/Wendy L. Gramm
------------------------------------     ---------------------------------------
^ Mark H. Williamson, President           Wendy L. Gramm, Director
& Director
(Chief Executive Officer)                 /s/ Lawrence H. Budner
                                          --------------------------------------
                                          Lawrence H. Budner, Director
/s/ Ronald L. Grooms                      ^
-----------------------------------
Ronald L. Grooms, Treasurer               ^/s/ Fred A. Deering
(Chief Financial and Accounting           --------------------------------------
Officer)                                  Fred A. Deering, Director

                                          /s/ Larry Soll
/s/ Victor L. Andrews                     --------------------------------------
------------------------------------      ^ Larry Soll, Director
^ Victor L. Andrews, Director
                                          ^/s/ Kenneth T. King
^/s/ Bob R. Baker                         --------------------------------------
------------------------------------      Kenneth T. King, Director
^ Bob R. Baker, Director ^
                                          /s/ John W. McIntyre
/s/ Charles W.Brady                       --------------------------------------
------------------------------------      John W. McIntyre, Director
Charles W. Brady, Director


                                          /s/ Daniel D. Chabris
                                          --------------------------------------
                                          Daniel D. Chabris, Director

By* ---------------------------------     By* /s/ Glen A. Payne
      Edward F. O'Keefe                     ------------------------------------
      Attorney in Fact                        Glen A. Payne
                                              Attorney in Fact


* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant (with the exception of ^ Wendy L. Gramm) have been filed with the Securities and Exchange Commission on April 12 and May 12, 1990, May 27, 1992, September 26, 1994, ^ September 21, 1995 and July 30, 1997.

                                 Exhibit Index

                                                           Page in
Exhibit Number                                      Registration Statement
--------------                                      ----------------------


      ^ 6(b)                                                 97
      7(b)                                                  108
      11                                                    116
      14(a)                                                 117
      14(b)                                                 155
      14(c)                                                 191
      14(d)                                                 224
      14(e)                                                 254
      14(f)                                                 308
      14(g)                                                 351
      14(h)                                                 360
      17(a)                                                 463
      17(b)                                                 464
      17(c)                                                 465

EX 99.POA ^ Gramm                                           466